UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last Day of February

Date of reporting period: March 1, 2020 through February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Annual Report

JPMorgan Institutional Trust Funds

February 28, 2021

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

LETTER TO SHAREHOLDERS

April 10, 2021 (Unaudited)

Dear Shareholders,

The dual advents of mass vaccinations and an exponential increase in U.S. government spending for pandemic relief and recovery have combined to accelerate an upward trend in financial markets that largely began in the second half of last year. The prospect of fully reopened economies and the expected surge in economic activity at the local, national and global scales has fueled broad investor demand for financial assets.

“It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021.” — Andrea L. Lisher

Equity markets generally led the long rebound in financial markets from the initial sell-off at the declaration of the pandemic in March 2020. For the twelve months ended February 28, 2021, the S&P 500 Index returned 31.3% and the Bloomberg Barclays U.S. Aggregate returned 1.4%.

Subsequent to the end of the twelve month period, the $1.9 trillion American Rescue Plan was signed into law and early debate began on the proposed $2 trillion American Jobs Plan. Investors responded in early April by pushing the S&P 500 to close above 4,000 points for the first time.

While the uncertainty and turbulence of 2020 has receded and this year has begun with broad expectations for a robust economic recovery, investor concerns have evolved with the changing investment environment. The threat from new variants of COVID-19 and a late resurgence in infections across the globe serve as reminders that the pandemic remains a present danger. Additionally, the anticipated impact of unprecedented federal stimulus spending has led to more conventional investor worries about potential supply/demand imbalances in certain sectors of the economy as well as inflationary pressure and rising long-term interest rates.

It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021. At the same time, J.P. Morgan Asset Management also has adapted to the challenges and opportunities presented over the past year to continually seek to deliver innovative and durable investment solutions grounded by our deep experience in risk management. We will continue to operate under the same fundamental practices and principles that have driven our success for more than a century and focus on the financial needs of our clients.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Financial markets largely recovered from a sharp sell-off in February and March of 2020, led by a sustained rally in equity markets. While bonds generally provided positive returns for the period, fixed income markets generally underperformed equity markets amid historically low interest rates.

Investors initially responded to the pandemic and the closure of large sectors of national economies by buying developed market government bonds as well as commodity gold. Yields on both the 10-year and 30-year U.S. Treasury bonds briefly fell to record lows in March 2020. By the end of the first quarter of 2020, leading developed market equity indexes had fallen by 20% or more and crude oil prices had plummeted by 60%.

Central banks around the world responded by cutting interest rates, initiating or extending asset purchasing programs and working to ensure liquidity in capital markets. Governments also responded with massive stimulus and relief spending. At the start of the second half of 2020, U.S. equity led a broad rebound in both developed markets and emerging markets equity, which was interrupted in September and October 2020 as re-closings across parts of Asia and Europe in response to resurgent infections dented investor optimism.

However, the approvals of the first vaccines against COVID-19 in late 2020 reignited investor demand for equity amid expectations that mass vaccinations would lead to the re-opening of businesses, schools and other parts of national economies. Within fixed income markets, high yield bonds (also known as “junk bonds”) and emerging markets debt outperformed U.S investment grade debt and U.S. Treasury bonds.

For the twelve months ended February 28, 2021, the Bloomberg Barclays U.S. Aggregate Index returned 1.38% and the Bloomberg Barclays Global Multiverse Index returned 4.50%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	2.57%
Bloomberg Barclays U.S. Aggregate Index	1.38%

Net Assets as of 2/28/2021 (In Thousands)	$2,220,686
Duration as of 2/28/2021	5.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration position early in the period when interest rates fell and its shorter duration position later in the period when interest rates rose were leading contributors to performance. Generally, bonds with longer duration will experience a greater increase or decrease in price compared with shorter duration bonds when interest rates decline or rise, respectively. The Fund’s security selection in agency mortgage-backed securities, particularly in residential mortgage passthroughs, and in corporate bonds, particularly in the industrials sector, also contributed to relative performance.

The Fund’s overweight positions in the broader mortgage-backed securities and asset-backed securities sectors, including commercial mortgage-backed securities, were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities relative to the Benchmark.

PORTFOLIO COMPOSITION***
Corporate Bonds	27.8%
U.S. Treasury Obligations	25.0
Mortgage-Backed Securities	17.1
Collateralized Mortgage Obligations	11.6
Asset-Backed Securities	8.8
Commercial Mortgage-Backed Securities	3.3
Others (each less than 1.0%)	1.7
Short-Term Investments	4.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

INCEPTION DATE OF FUND	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	2.57%	4.21%	4.16%

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Bloomberg Barclays U.S. Aggregate Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	2.42%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	2.35%

Net Assets as of 2/28/2021 (In Thousands)	$105,150
Duration as of 2/28/2021	4.0 Years

INVESTMENT OBJECTIVE

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund outperformed the Bloomberg Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in corporate bonds, particularly in the industrials sector, and its underweight position in U.S. Treasury bonds were leading contributors to performance. The Fund’s out-of-Benchmark positions in both agency and non-agency mortgage-backed securities also contributed to relative performance.

The Fund’s overall underweight position in corporate bonds and its shorter overall duration were leading detractors from relative performance as interest rates for short-term and intermediate bonds fell during the period. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates decline. The Fund’s overweight position in the 10-year portion of the yield curve, which underperformed the shorter and longer portions of the yield curve, also detracted from relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	29.7%
U.S. Treasury Obligations	22.1
Collateralized Mortgage Obligations	17.1
Mortgage-Backed Securities	11.0
Asset-Backed Securities	9.0
Commercial Mortgage-Backed Securities	7.6
U.S. Government Agency Securities	0.1
Short-Term Investments	3.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	2.42%	3.37%	3.47%

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust and the Bloomberg Barclays Intermediate U.S. Government/Credit Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays

Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 28.9%

Aerospace & Defense — 1.1%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	557	582

Airbus SE (France) 3.95%, 4/10/2047 (a)	150	164

BAE Systems plc (United Kingdom)

1.90%, 2/15/2031 (a)	1,007	976

3.00%, 9/15/2050 (a)	502	483

Boeing Co. (The)

1.17%, 2/4/2023	1,115	1,120

4.51%, 5/1/2023	2,503	2,685

1.95%, 2/1/2024	1,030	1,056

1.43%, 2/4/2024	2,265	2,269

4.88%, 5/1/2025	605	676

2.75%, 2/1/2026	995	1,031

2.20%, 2/4/2026	1,385	1,388

3.10%, 5/1/2026	320	336

3.25%, 3/1/2028	840	869

5.15%, 5/1/2030	940	1,095

5.71%, 5/1/2040	745	939

L3Harris Technologies, Inc.

3.83%, 4/27/2025	850	942

1.80%, 1/15/2031	840	815

Leidos, Inc. 2.30%, 2/15/2031 (a)	465	453

Northrop Grumman Corp. 3.25%, 1/15/2028	200	218

Precision Castparts Corp. 3.25%, 6/15/2025	897	978

Raytheon Technologies Corp.

3.20%, 3/15/2024	350	376

4.50%, 6/1/2042	2,799	3,432

4.15%, 5/15/2045	543	629

4.35%, 4/15/2047	199	237

		23,749

Airlines — 0.0% (b)

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	138	142

Automobiles — 0.4%

General Motors Co. 6.13%, 10/1/2025	515	613

Hyundai Capital America

1.15%, 11/10/2022 (a)	1,500	1,511

1.80%, 10/15/2025 (a)	490	492

1.30%, 1/8/2026 (a)	425	419

2.38%, 10/15/2027 (a)	530	541

1.80%, 1/10/2028 (a)	805	783

Nissan Motor Co. Ltd. (Japan)

4.35%, 9/17/2027 (a)	1,865	2,064

4.81%, 9/17/2030 (a)	1,102	1,230

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued

Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	705	698

		8,351

Banks — 5.3%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	1,216	1,376

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	1,165	1,280

ANZ New Zealand Int’l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	1,245	1,315

ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	905	976

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	263	299

Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (a)	1,250	1,205

Banco Santander SA (Spain)

3.13%, 2/23/2023	400	421

2.75%, 5/28/2025	800	848

2.75%, 12/3/2030	600	595

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	547	580

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	526	567

(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	590	594

3.25%, 10/21/2027	1,189	1,304

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,905

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	7,757	8,555

(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,551

(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	4,685	4,542

Bank of Montreal (Canada) 1.85%, 5/1/2025	950	981

Bank of Nova Scotia (The) (Canada)

1.63%, 5/1/2023	2,074	2,130

2.20%, 2/3/2025	1,256	1,313

Banque Federative du Credit Mutuel SA (France)

3.75%, 7/20/2023 (a)	540	582

2.38%, 11/21/2024 (a)	813	859

Barclays plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	1,452	1,459

3.65%, 3/16/2025	1,000	1,084

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

BNP Paribas SA (France)

3.38%, 1/9/2025 (a)	425	460

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	730	757

(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	1,065	1,127

2.82%, 1/26/2041 (a)	1,200	1,127

BNZ International Funding Ltd. (New Zealand) 2.65%, 11/3/2022 (a)	632	656

Capital One Bank USA NA 3.38%, 2/15/2023	300	317

Citigroup, Inc.

3.88%, 3/26/2025	500	550

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	355	383

4.40%, 6/10/2025	865	972

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	1,835	1,826

(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	1,900	2,043

4.30%, 11/20/2026	1,200	1,368

(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	1,320	1,302

6.63%, 1/15/2028	250	320

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	1,573	1,751

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	1,000	1,134

8.13%, 7/15/2039	223	377

Citizens Bank NA 3.70%, 3/29/2023	720	766

Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (a)	832	947

Cooperatieve Rabobank UA (Netherlands)

4.38%, 8/4/2025	783	885

3.75%, 7/21/2026	945	1,050

5.80%, 9/30/2110 (a)	500	718

Credit Agricole SA (France)

4.38%, 3/17/2025 (a)	1,250	1,381

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	500	513

(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	1,500	1,486

2.81%, 1/11/2041 (a)	470	448

Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	2,110	2,123

Discover Bank

3.35%, 2/6/2023	343	361

4.25%, 3/13/2026	1,205	1,369

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,054	1,132

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

4.25%, 8/18/2025	939	1,047

3.90%, 5/25/2026	200	224

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	904	1,013

(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,221

(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,153

6.10%, 1/14/2042	700	1,008

KeyBank NA 3.18%, 5/22/2022	729	755

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	612	636

4.58%, 12/10/2025	400	453

4.38%, 3/22/2028	475	547

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.41%, 3/7/2024	1,260	1,361

3.75%, 7/18/2039	760	856

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	875	908

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	1,046

(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c)	720	758

National Australia Bank Ltd. (Australia)

3.38%, 1/14/2026	800	886

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	1,025	1,116

2.65%, 1/14/2041 (a)	525	492

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	480	526

4.80%, 4/5/2026	920	1,059

(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	290	340

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	957

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	640	735

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	945	997

Royal Bank of Canada (Canada)

3.70%, 10/5/2023	1,000	1,084

4.65%, 1/27/2026	337	391

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Santander UK Group Holdings plc (United Kingdom) 3.57%, 1/10/2023	200	205

Societe Generale SA (France)

5.00%, 1/17/2024 (a)	370	407

3.88%, 3/28/2024 (a)	815	886

2.63%, 10/16/2024 (a)	1,000	1,053

4.25%, 8/19/2026 (a)	1,950	2,153

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	1,030	1,024

3.00%, 1/22/2030 (a)	2,008	2,089

Standard Chartered plc (United Kingdom)

5.20%, 1/26/2024 (a)	700	774

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	400	425

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	570	599

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	485	479

(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (a) (c)	550	621

(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	200	222

Sumitomo Mitsui Financial Group, Inc. (Japan)

3.10%, 1/17/2023	689	724

4.44%, 4/2/2024 (a)	500	549

1.47%, 7/8/2025	542	550

2.63%, 7/14/2026	872	928

3.04%, 7/16/2029	1,315	1,413

Truist Bank 3.30%, 5/15/2026	400	438

Truist Financial Corp. 4.00%, 5/1/2025	265	296

UniCredit SpA (Italy)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	905	915

(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	200	222

(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	300	356

US Bancorp 7.50%, 6/1/2026	1,277	1,661

Wells Fargo & Co.

4.48%, 1/16/2024	702	778

3.75%, 1/24/2024	675	734

3.30%, 9/9/2024	1,000	1,089

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)	905	901

3.00%, 4/22/2026	993	1,075

4.10%, 6/3/2026	637	723

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	1,895	2,062

(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	425	441

(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	1,120	1,150

4.65%, 11/4/2044	1,180	1,409

4.40%, 6/14/2046	300	352

4.75%, 12/7/2046	325	400

Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	690	749

		118,391

Beverages — 0.7%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	3,945	4,736

4.90%, 2/1/2046	2,235	2,688

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	81

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.35%, 6/1/2040	800	930

4.44%, 10/6/2048	780	886

4.50%, 6/1/2050	1,050	1,211

4.60%, 6/1/2060	375	431

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	790	810

1.85%, 9/1/2032	675	639

Constellation Brands, Inc.

4.40%, 11/15/2025	325	371

5.25%, 11/15/2048	220	291

Diageo Capital plc (United Kingdom) 1.38%, 9/29/2025	870	885

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	285

Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	1,079

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	500	535

4.42%, 5/25/2025	149	168

3.43%, 6/15/2027	250	280

4.99%, 5/25/2038	215	274

		16,580

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Biotechnology — 0.5%

AbbVie, Inc.

3.45%, 3/15/2022	937	962

2.80%, 3/15/2023	525	546

3.85%, 6/15/2024	443	484

3.20%, 11/21/2029	1,832	1,981

4.05%, 11/21/2039	1,809	2,077

4.63%, 10/1/2042	480	585

4.40%, 11/6/2042	790	942

4.45%, 5/14/2046	190	224

Baxalta, Inc.

3.60%, 6/23/2022	149	154

5.25%, 6/23/2045	50	67

Biogen, Inc.

2.25%, 5/1/2030	1,150	1,151

3.15%, 5/1/2050	310	294

Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	1,161

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,204

		11,832

Building Products — 0.1%

Masco Corp.

2.00%, 10/1/2030	340	333

6.50%, 8/15/2032	600	793

		1,126

Capital Markets — 2.4%

Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	274

BlackRock, Inc. 1.90%, 1/28/2031	631	627

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	429	522

Blackstone Secured Lending Fund 3.65%, 7/14/2023 (a)	795	832

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	337	380

4.85%, 3/29/2029	411	489

4.70%, 9/20/2047	427	507

Charles Schwab Corp. (The)

0.90%, 3/11/2026	785	780

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)	1,025	1,029

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	442

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (a)	729	748

3.80%, 6/9/2023	800	858

3.75%, 3/26/2025	340	373

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250	263

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	490	507

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	1,060	1,045

4.28%, 1/9/2028 (a)	1,162	1,320

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	1,000	1,022

3.30%, 11/16/2022	1,000	1,043

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,225	1,260

(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	780	789

FMR LLC 6.45%, 11/15/2039 (a)	500	729

Goldman Sachs Group, Inc. (The)

3.50%, 1/23/2025	557	605

3.75%, 5/22/2025	1,984	2,192

4.25%, 10/21/2025	1,415	1,596

3.50%, 11/16/2026	469	517

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	3,776	4,242

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	505	582

(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	860

6.75%, 10/1/2037	685	999

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	884	964

Invesco Finance plc 3.75%, 1/15/2026	390	433

Jefferies Group LLC 6.45%, 6/8/2027	749	955

Macquarie Bank Ltd. (Australia)

4.00%, 7/29/2025 (a)	1,000	1,120

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	575	571

Macquarie Group Ltd. (Australia)

(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	510	506

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	381	422

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	700	830

Morgan Stanley

(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	1,290	1,291

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	1,765	1,884

4.00%, 7/23/2025	2,873	3,230

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

3.88%, 1/27/2026	946	1,065

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	985	1,026

3.63%, 1/20/2027	3,430	3,848

(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	440	422

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	1,265	1,551

4.30%, 1/27/2045	485	595

Nomura Holdings, Inc. (Japan)

2.65%, 1/16/2025	1,094	1,152

2.68%, 7/16/2030	700	716

UBS Group AG (Switzerland)

3.49%, 5/23/2023 (a)	269	279

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	200	207

4.13%, 9/24/2025 (a)	300	337

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	965	1,040

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	1,480	1,451

		53,327

Chemicals — 0.4%

Air Products and Chemicals, Inc. 1.85%, 5/15/2027	1,540	1,593

Albemarle Corp. 5.45%, 12/1/2044	150	178

DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	1,266

International Flavors & Fragrances, Inc.

4.45%, 9/26/2028	300	347

5.00%, 9/26/2048	365	465

Nutrien Ltd. (Canada)

4.20%, 4/1/2029	175	203

4.13%, 3/15/2035	455	518

5.00%, 4/1/2049	230	298

Nutrition & Biosciences, Inc. 2.30%, 11/1/2030 (a)	2,030	2,038

Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	410

Union Carbide Corp. 7.75%, 10/1/2096	850	1,329

		8,645

Commercial Services & Supplies — 0.1%

Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	343

Republic Services, Inc. 1.45%, 2/15/2031	910	856

		1,199

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — 0.1%

Quanta Services, Inc. 2.90%, 10/1/2030	1,440	1,504

Construction Materials — 0.1%

CRH America, Inc. (Ireland)

3.88%, 5/18/2025 (a)	417	461

5.13%, 5/18/2045 (a)	893	1,139

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	854

		2,454

Consumer Finance — 1.3%

AerCap Ireland Capital DAC (Ireland)

4.45%, 12/16/2021	600	616

3.95%, 2/1/2022	775	796

3.30%, 1/23/2023	390	405

4.50%, 9/15/2023	2,420	2,613

3.15%, 2/15/2024	1,500	1,575

2.88%, 8/14/2024	600	625

6.50%, 7/15/2025	940	1,102

1.75%, 1/30/2026	860	841

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	2,000	2,037

5.50%, 1/15/2023 (a)	4,115	4,370

5.50%, 1/15/2026 (a)	1,000	1,107

2.13%, 2/21/2026 (a)	620	598

4.25%, 4/15/2026 (a)	1,200	1,268

4.38%, 5/1/2026 (a)	820	870

Capital One Financial Corp.

3.20%, 2/5/2025	1,069	1,151

4.20%, 10/29/2025	250	280

General Motors Financial Co., Inc.

1.25%, 1/8/2026	2,211	2,186

2.35%, 1/8/2031	1,190	1,158

Hyundai Capital Services, Inc. (South Korea) 1.25%, 2/8/2026 (a)	355	349

Park Aerospace Holdings Ltd. (Ireland)

5.25%, 8/15/2022 (a)	3,550	3,711

4.50%, 3/15/2023 (a)	235	246

5.50%, 2/15/2024 (a)	900	980

		28,884

Containers & Packaging — 0.1%

Packaging Corp. of America 4.05%, 12/15/2049	845	981

WRKCo, Inc.

3.75%, 3/15/2025	400	441

3.90%, 6/1/2028	170	192

		1,614

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Consumer Services — 0.1%

Pepperdine University Series 2020, 3.30%, 12/1/2059	600	623

University of Southern California Series A, 3.23%, 10/1/2120	570	543

		1,166

Diversified Financial Services — 0.6%

CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,215	1,340

GE Capital Funding LLC 4.40%, 5/15/2030 (a)	540	620

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,583	4,092

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	1,436	1,538

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	539	563

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (a)	606	623

National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	306	326

ORIX Corp. (Japan) 2.90%, 7/18/2022	553	571

Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	2,347

Siemens Financieringsmaatschappij NV (Germany)

3.13%, 3/16/2024 (a)	750	808

4.40%, 5/27/2045 (a)	513	633

		13,461

Diversified Telecommunication Services — 0.8%

AT&T, Inc.

2.30%, 6/1/2027	2,340	2,424

1.65%, 2/1/2028	1,000	983

4.30%, 2/15/2030	826	947

2.25%, 2/1/2032	2,065	1,983

3.50%, 6/1/2041	646	649

3.55%, 9/15/2055 (a)	2,487	2,283

Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	335	352

Deutsche Telekom International Finance BV (Germany)

3.60%, 1/19/2027 (a)	175	196

4.88%, 3/6/2042 (a)	232	291

Qwest Corp. 6.75%, 12/1/2021	741	770

Verizon Communications, Inc.

2.63%, 8/15/2026	306	327

4.33%, 9/21/2028	962	1,119

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

4.40%, 11/1/2034	1,895	2,248

4.27%, 1/15/2036	1,445	1,682

2.65%, 11/20/2040	988	923

4.86%, 8/21/2046	396	489

4.67%, 3/15/2055	400	485

2.99%, 10/30/2056 (a)	545	491

		18,642

Electric Utilities — 1.9%

Alabama Power Co. 6.13%, 5/15/2038	239	339

Arizona Public Service Co. 5.05%, 9/1/2041	200	258

Baltimore Gas and Electric Co.

3.50%, 8/15/2046	376	402

2.90%, 6/15/2050	450	434

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	1,234	1,346

Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (a)	831	839

Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	153

Duke Energy Progress LLC

4.10%, 5/15/2042	273	321

4.10%, 3/15/2043	125	145

Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	750	826

Edison International

3.55%, 11/15/2024	1,591	1,722

5.75%, 6/15/2027	400	471

Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	819

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (a)	265	303

3.63%, 5/25/2027 (a)	740	823

Entergy Arkansas LLC

3.50%, 4/1/2026	175	194

2.65%, 6/15/2051	415	385

Entergy Corp. 2.95%, 9/1/2026	336	360

Entergy Louisiana LLC

3.05%, 6/1/2031	629	685

2.90%, 3/15/2051	490	482

Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,813

Evergy, Inc. 2.90%, 9/15/2029	985	1,045

FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	240	271

Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	541

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Hydro-Quebec (Canada)

Series HY, 8.40%, 1/15/2022	1,000	1,068

Series IO, 8.05%, 7/7/2024	350	434

ITC Holdings Corp.

2.70%, 11/15/2022	900	934

2.95%, 5/14/2030 (a)	440	464

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	560	619

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	721	874

Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	315	346

Nevada Power Co.

Series N, 6.65%, 4/1/2036	100	145

5.45%, 5/15/2041	305	400

Niagara Mohawk Power Corp.

3.51%, 10/1/2024 (a)	493	537

1.96%, 6/27/2030 (a)	1,000	1,000

NRG Energy, Inc.

2.00%, 12/2/2025 (a)	710	716

2.45%, 12/2/2027 (a)	795	803

4.45%, 6/15/2029 (a)	615	683

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	140

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (c)	3,005	3,012

1.75%, 6/16/2022	4,500	4,512

3.45%, 7/1/2025	795	854

2.95%, 3/1/2026	500	524

3.75%, 8/15/2042 (f)	308	295

4.30%, 3/15/2045	525	535

PECO Energy Co. 2.80%, 6/15/2050	410	397

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	150	156

Pepco Holdings LLC 7.45%, 8/15/2032	316	447

Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,571

PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	212

Progress Energy, Inc. 7.00%, 10/30/2031	300	416

Public Service Co. of Colorado 3.55%, 6/15/2046	214	228

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,474

Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	427

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Southern California Edison Co.

Series B, 3.65%, 3/1/2028	400	443

Series 08-A, 5.95%, 2/1/2038	200	262

4.05%, 3/15/2042	552	593

Southwestern Public Service Co. 4.50%, 8/15/2041	200	242

Toledo Edison Co. (The) 6.15%, 5/15/2037	300	397

		43,137

Electrical Equipment — 0.0% (b)

Eaton Corp.

7.63%, 4/1/2024	300	351

4.00%, 11/2/2032	170	200

		551

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	190	203

3.25%, 9/8/2024	219	235

3.88%, 1/12/2028	442	491

Corning, Inc. 3.90%, 11/15/2049	1,043	1,174

		2,103

Energy Equipment & Services — 0.1%

Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	380

Halliburton Co. 4.75%, 8/1/2043	540	603

Schlumberger Holdings Corp.

4.00%, 12/21/2025 (a)	13	14

3.90%, 5/17/2028 (a)	1,126	1,260

Schlumberger Investment SA 2.65%, 6/26/2030	800	832

		3,089

Entertainment — 0.1%

NBCUniversal Media LLC 5.95%, 4/1/2041	800	1,148

Walt Disney Co. (The)

8.88%, 4/26/2023	430	506

6.20%, 12/15/2034	100	143

		1,797

Equity Real Estate Investment Trusts (REITs) — 1.6%

Alexandria Real Estate Equities, Inc.

3.80%, 4/15/2026	135	151

2.00%, 5/18/2032	980	955

4.00%, 2/1/2050	653	733

American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	555

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

American Tower Corp.

5.00%, 2/15/2024	974	1,093

3.38%, 10/15/2026	312	341

1.50%, 1/31/2028	1,215	1,189

2.90%, 1/15/2030	350	367

2.10%, 6/15/2030	630	618

1.88%, 10/15/2030	1,090	1,045

3.70%, 10/15/2049	935	981

2.95%, 1/15/2051	820	754

Boston Properties LP

3.20%, 1/15/2025	532	572

3.65%, 2/1/2026	483	537

Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	435

Crown Castle International Corp.

4.00%, 3/1/2027	264	298

2.25%, 1/15/2031	1,235	1,213

Digital Realty Trust LP 3.70%, 8/15/2027	252	283

Duke Realty LP

3.25%, 6/30/2026	239	262

2.88%, 11/15/2029	380	405

Equinix, Inc. 2.90%, 11/18/2026	1,130	1,213

Essex Portfolio LP 2.65%, 3/15/2032	2,000	2,042

Healthcare Trust of America Holdings LP

3.10%, 2/15/2030	1,604	1,700

2.00%, 3/15/2031	610	589

Healthpeak Properties, Inc.

3.40%, 2/1/2025	265	287

3.50%, 7/15/2029	772	852

Kimco Realty Corp. 2.70%, 10/1/2030	171	176

Life Storage LP 4.00%, 6/15/2029	859	967

Mid-America Apartments LP 3.95%, 3/15/2029	920	1,048

National Retail Properties, Inc.

4.00%, 11/15/2025	783	869

4.30%, 10/15/2028	620	709

Office Properties Income Trust 4.00%, 7/15/2022	784	805

Prologis LP 3.00%, 4/15/2050	905	901

Realty Income Corp.

1.80%, 3/15/2033	530	503

4.65%, 3/15/2047	556	710

Regency Centers LP 2.95%, 9/15/2029	745	783

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	420	449

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (c)	1,320	1,375

SITE Centers Corp. 4.70%, 6/1/2027	330	365

UDR, Inc.

2.95%, 9/1/2026	382	411

3.00%, 8/15/2031	305	322

2.10%, 8/1/2032	640	622

Ventas Realty LP

3.50%, 2/1/2025	242	263

4.13%, 1/15/2026	406	459

3.85%, 4/1/2027	554	619

Welltower, Inc.

2.70%, 2/15/2027	414	444

3.10%, 1/15/2030	670	708

6.50%, 3/15/2041	350	474

WP Carey, Inc.

4.25%, 10/1/2026	350	397

2.25%, 4/1/2033	1,180	1,149

		34,998

Food & Staples Retailing — 0.2%

7-Eleven, Inc.

1.30%, 2/10/2028 (a)	565	551

2.50%, 2/10/2041 (a)	574	529

Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (a)	810	868

CVS Pass-Through Trust

5.93%, 1/10/2034 (a)	815	954

Series 2013, 4.70%, 1/10/2036 (a)	626	696

Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,390

		4,988

Food Products — 0.3%

Campbell Soup Co. 3.13%, 4/24/2050	315	302

Cargill, Inc.

3.25%, 3/1/2023 (a)	115	122

2.13%, 4/23/2030 (a)	1,417	1,435

Conagra Brands, Inc. 5.30%, 11/1/2038	220	280

General Mills, Inc.

4.00%, 4/17/2025	490	546

3.00%, 2/1/2051 (a)	451	437

Kellogg Co. 2.10%, 6/1/2030	337	337

Mars, Inc. 1.63%, 7/16/2032 (a)	1,570	1,493

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	173

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food Products — continued

Mondelez International, Inc. 1.50%, 5/4/2025	370	377

Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	1,500	1,529

Tyson Foods, Inc.

4.88%, 8/15/2034	300	379

5.15%, 8/15/2044	210	272

		7,682

Gas Utilities — 0.2%

Atmos Energy Corp.

4.15%, 1/15/2043	828	963

4.13%, 10/15/2044	125	145

Boston Gas Co. 4.49%, 2/15/2042 (a)	308	366

Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	440	521

Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	807	859

Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (a)	653	657

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	351	490

4.80%, 3/15/2047 (a)	367	417

		4,418

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories

1.15%, 1/30/2028	660	643

4.75%, 11/30/2036	380	494

Becton Dickinson and Co. 4.67%, 6/6/2047	600	743

Boston Scientific Corp. 4.00%, 3/1/2029	535	609

DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	1,065

		3,554

Health Care Providers & Services — 0.9%

Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	717

Aetna, Inc. 6.75%, 12/15/2037	440	646

Anthem, Inc.

4.63%, 5/15/2042	500	620

4.65%, 1/15/2043	535	660

4.65%, 8/15/2044	100	123

Ascension Health Series B, 2.53%, 11/15/2029	430	452

Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	818

Children’s Hospital Series 2020, 2.93%, 7/15/2050	650	625

Children’s Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	550

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

Cigna Corp. 4.50%, 2/25/2026	300	345

CommonSpirit Health

1.55%, 10/1/2025	555	562

2.78%, 10/1/2030	550	573

3.91%, 10/1/2050	545	575

CVS Health Corp.

4.30%, 3/25/2028	440	506

3.25%, 8/15/2029	895	972

1.88%, 2/28/2031	1,238	1,197

2.70%, 8/21/2040	470	446

HCA, Inc.

5.25%, 6/15/2026	1,680	1,965

5.13%, 6/15/2039	725	895

5.50%, 6/15/2047	190	243

Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	285

Memorial Health Services 3.45%, 11/1/2049	1,340	1,430

Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	255

MidMichigan Health Series 2020, 3.41%, 6/1/2050	310	321

Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	166

Rush Obligated Group Series 2020, 3.92%, 11/15/2029	1,137	1,302

Texas Health Resources 4.33%, 11/15/2055	300	377

UnitedHealth Group, Inc.

4.63%, 7/15/2035	400	505

3.50%, 8/15/2039	815	901

Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	690	682

Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	707

		20,421

Hotels, Restaurants & Leisure — 0.1%

McDonald’s Corp. 4.70%, 12/9/2035	700	861

Starbucks Corp. 2.55%, 11/15/2030	780	809

		1,670

Household Durables — 0.0% (b)

Lennar Corp. 4.50%, 4/30/2024	365	400

Household Products — 0.0% (b)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	700	718

Independent Power and Renewable Electricity Producers — 0.1%

Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,000	1,016

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Independent Power and Renewable Electricity Producers — continued

Exelon Generation Co. LLC 5.75%, 10/1/2041	235	267

Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	417	454

		1,737

Industrial Conglomerates — 0.2%

General Electric Co.

5.55%, 1/5/2026	1,114	1,328

3.63%, 5/1/2030	780	851

5.88%, 1/14/2038	95	125

Roper Technologies, Inc.

1.40%, 9/15/2027	1,370	1,356

2.00%, 6/30/2030	570	561

		4,221

Insurance — 0.9%

AIA Group Ltd. (Hong Kong)

3.60%, 4/9/2029 (a)	445	488

3.20%, 9/16/2040 (a)	520	514

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	520	746

American International Group, Inc. 3.88%, 1/15/2035	605	691

Assurant, Inc. 4.20%, 9/27/2023	660	718

Athene Global Funding

0.95%, 1/8/2024 (a)	1,145	1,147

1.45%, 1/8/2026 (a)	865	861

2.95%, 11/12/2026 (a)	2,800	2,980

Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,239

Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,830

CNA Financial Corp. 3.95%, 5/15/2024	463	506

Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (d) (e)	526	569

Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	208	261

Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	510

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	475

Intact US Holdings, Inc. 4.60%, 11/9/2022	500	531

Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	675	733

Liberty Mutual Group, Inc.

4.57%, 2/1/2029 (a)	408	483

3.95%, 10/15/2050 (a)	900	988

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	100	122

Markel Corp. 3.50%, 11/1/2027	200	220

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	266	301

Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (d) (e)	360	375

Prudential Financial, Inc. 3.91%, 12/7/2047	300	342

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	1,750	2,253

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	600	688

Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	400	469

		21,040

IT Services — 0.2%

DXC Technology Co. 4.25%, 4/15/2024	478	520

Fiserv, Inc.

3.20%, 7/1/2026	395	430

4.40%, 7/1/2049	375	447

Global Payments, Inc. 4.15%, 8/15/2049	795	888

International Business Machines Corp. 1.70%, 5/15/2027	883	895

Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,133

		4,313

Machinery — 0.1%

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	479

Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,472

Parker-Hannifin Corp. 4.45%, 11/21/2044	592	722

Xylem, Inc. 3.25%, 11/1/2026	197	217

		2,890

Media — 0.9%

Charter Communications Operating LLC

6.38%, 10/23/2035	528	701

4.80%, 3/1/2050	1,475	1,622

3.70%, 4/1/2051	1,120	1,065

Comcast Corp.

3.95%, 10/15/2025	696	784

3.15%, 3/1/2026	740	810

3.55%, 5/1/2028	443	495

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

1.95%, 1/15/2031	1,345	1,324

1.50%, 2/15/2031	1,250	1,183

4.20%, 8/15/2034	555	656

4.60%, 10/15/2038	845	1,053

3.25%, 11/1/2039	715	761

3.45%, 2/1/2050	918	972

4.95%, 10/15/2058	620	843

Cox Communications, Inc.

4.60%, 8/15/2047 (a)	275	333

2.95%, 10/1/2050 (a)	635	586

Discovery Communications LLC

5.20%, 9/20/2047	175	215

4.00%, 9/15/2055 (a)	784	803

Fox Corp. 5.58%, 1/25/2049	690	908

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026	221	247

6.13%, 1/31/2046	200	260

Time Warner Cable LLC

6.55%, 5/1/2037	400	544

5.50%, 9/1/2041	359	440

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	1,045

ViacomCBS, Inc.

4.00%, 1/15/2026	792	886

4.85%, 7/1/2042	140	168

4.38%, 3/15/2043	464	525

5.85%, 9/1/2043	230	305

		19,534

Metals & Mining — 0.4%

Anglo American Capital plc (South Africa)

4.00%, 9/11/2027 (a)	500	568

2.63%, 9/10/2030 (a)	656	665

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	408

Glencore Funding LLC (Australia)

4.13%, 5/30/2023 (a)	454	488

1.63%, 9/1/2025 (a)	1,325	1,343

2.50%, 9/1/2030 (a)	2,945	2,916

Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,500

Steel Dynamics, Inc. 3.45%, 4/15/2030	909	987

		9,875

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multiline Retail — 0.0% (b)

Dollar General Corp. 4.13%, 5/1/2028	235	273

Kohl’s Corp. 9.50%, 5/15/2025	500	646

		919

Multi-Utilities — 0.3%

CMS Energy Corp. 3.00%, 5/15/2026	475	514

Delmarva Power & Light Co. 4.00%, 6/1/2042	235	261

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	331	337

Series F, 5.25%, 8/1/2033	920	1,171

NiSource, Inc.

1.70%, 2/15/2031	740	705

5.80%, 2/1/2042	1,256	1,634

San Diego Gas & Electric Co.

6.00%, 6/1/2026	275	336

3.95%, 11/15/2041	379	426

Southern Co. Gas Capital Corp.

3.50%, 9/15/2021	563	568

3.25%, 6/15/2026	254	279

		6,231

Oil, Gas & Consumable Fuels — 2.3%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	732	827

Boardwalk Pipelines LP 4.80%, 5/3/2029	410	466

BP Capital Markets America, Inc.

1.75%, 8/10/2030	1,070	1,033

2.94%, 6/4/2051	1,995	1,823

BP Capital Markets plc (United Kingdom) 3.51%, 3/17/2025	451	495

Buckeye Partners LP 5.85%, 11/15/2043	770	772

Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,049

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	1,490	1,717

5.13%, 6/30/2027	605	706

Chevron Corp. 2.24%, 5/11/2030	615	629

Chevron USA, Inc. 6.00%, 3/1/2041	999	1,421

Cimarex Energy Co. 3.90%, 5/15/2027	935	1,032

ConocoPhillips 2.40%, 2/15/2031 (a)	505	513

Diamondback Energy, Inc.

4.75%, 5/31/2025	1,085	1,222

3.25%, 12/1/2026	570	606

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	226	250

4.13%, 1/16/2025	533	571

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Enable Midstream Partners LP

4.95%, 5/15/2028	325	365

4.15%, 9/15/2029	594	632

Energy Transfer Operating LP

4.75%, 1/15/2026	1,191	1,332

6.25%, 4/15/2049	800	957

5.00%, 5/15/2050	500	529

Eni SpA (Italy) 5.70%, 10/1/2040 (a)	925	1,135

Enterprise Products Operating LLC

3.90%, 2/15/2024	475	517

3.70%, 2/15/2026	506	561

Exxon Mobil Corp.

2.99%, 3/19/2025	1,410	1,521

3.00%, 8/16/2039	895	899

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,100	1,081

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (a)	535	543

2.60%, 10/15/2025 (a)	650	665

Hess Corp. 6.00%, 1/15/2040	510	628

HollyFrontier Corp.

2.63%, 10/1/2023	1,275	1,313

5.88%, 4/1/2026	577	650

Kinder Morgan, Inc.

2.00%, 2/15/2031	590	564

3.25%, 8/1/2050	650	590

Magellan Midstream Partners LP

3.20%, 3/15/2025	353	374

5.15%, 10/15/2043	600	724

Marathon Petroleum Corp.

4.50%, 5/1/2023	304	328

3.63%, 9/15/2024	200	218

4.70%, 5/1/2025	180	205

MPLX LP

4.13%, 3/1/2027	259	290

2.65%, 8/15/2030	820	816

4.50%, 4/15/2038	338	374

5.20%, 3/1/2047	323	376

4.70%, 4/15/2048	65	71

5.50%, 2/15/2049	585	711

ONEOK Partners LP

3.38%, 10/1/2022	151	156

5.00%, 9/15/2023	334	365

6.65%, 10/1/2036	350	450

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

ONEOK, Inc. 3.40%, 9/1/2029	615	644

Phillips 66 Partners LP 3.15%, 12/15/2029	985	1,000

Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	1,010

Plains All American Pipeline LP

5.15%, 6/1/2042	460	470

4.70%, 6/15/2044	610	593

Saudi Arabian Oil Co. (Saudi Arabia)

1.25%, 11/24/2023 (a)	200	201

1.63%, 11/24/2025 (a)	278	281

Spectra Energy Partners LP 5.95%, 9/25/2043	452	583

Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,678

Sunoco Logistics Partners Operations LP

3.90%, 7/15/2026	244	265

6.10%, 2/15/2042	400	456

5.30%, 4/1/2044	170	185

TC PipeLines LP 3.90%, 5/25/2027	391	435

Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (a)	930	957

Texas Eastern Transmission LP

2.80%, 10/15/2022 (a)	554	571

3.50%, 1/15/2028 (a)	90	98

Total Capital International SA (France)

2.99%, 6/29/2041	1,200	1,209

3.46%, 7/12/2049	815	847

3.13%, 5/29/2050	1,180	1,153

TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	458

Valero Energy Corp.

2.70%, 4/15/2023	735	766

1.20%, 3/15/2024	920	928

2.15%, 9/15/2027	830	830

7.50%, 4/15/2032	175	243

Williams Cos., Inc. (The)

3.90%, 1/15/2025	512	558

4.85%, 3/1/2048	409	475

		51,966

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	1,992

Pharmaceuticals — 0.7%

AstraZeneca plc (United Kingdom)

6.45%, 9/15/2037	300	445

4.00%, 9/18/2042	240	277

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Bristol-Myers Squibb Co.

3.20%, 6/15/2026	810	892

1.13%, 11/13/2027	625	613

1.45%, 11/13/2030	360	345

4.13%, 6/15/2039	545	657

5.00%, 8/15/2045	740	988

Mylan, Inc. 5.40%, 11/29/2043	520	643

Pfizer, Inc. 3.90%, 3/15/2039	950	1,119

Royalty Pharma plc

0.75%, 9/2/2023 (a)	945	948

1.20%, 9/2/2025 (a)	840	836

1.75%, 9/2/2027 (a)	840	841

3.30%, 9/2/2040 (a)	400	402

3.55%, 9/2/2050 (a)	410	403

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,875

Takeda Pharmaceutical Co. Ltd. (Japan)

5.00%, 11/26/2028	895	1,085

3.03%, 7/9/2040	615	618

3.18%, 7/9/2050	590	575

3.38%, 7/9/2060	415	413

Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	300	335

Viatris, Inc. 3.85%, 6/22/2040 (a)	567	601

Zoetis, Inc. 2.00%, 5/15/2030	760	750

		15,661

Road & Rail — 0.3%

Burlington Northern Santa Fe LLC

5.75%, 5/1/2040	425	596

4.38%, 9/1/2042	375	457

5.15%, 9/1/2043	769	1,031

3.55%, 2/15/2050	465	514

CSX Corp.

5.50%, 4/15/2041	150	203

4.75%, 5/30/2042	191	240

4.75%, 11/15/2048	600	760

3.35%, 9/15/2049	95	98

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	579

Norfolk Southern Corp. 4.05%, 8/15/2052	600	693

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,131	1,222

		6,393

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 0.4%

Analog Devices, Inc. 4.50%, 12/5/2036	300	342

Broadcom, Inc.

4.25%, 4/15/2026	1,000	1,122

1.95%, 2/15/2028 (a)	2,500	2,464

4.11%, 9/15/2028	1,838	2,039

4.75%, 4/15/2029	1,575	1,805

Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	1,290	1,294

		9,066

Software — 0.3%

Citrix Systems, Inc. 1.25%, 3/1/2026	375	373

Microsoft Corp.

3.50%, 2/12/2035	291	340

4.20%, 11/3/2035	615	767

4.10%, 2/6/2037	503	623

3.95%, 8/8/2056	268	333

Oracle Corp.

4.30%, 7/8/2034	82	98

3.80%, 11/15/2037	500	562

3.60%, 4/1/2040	1,600	1,732

4.38%, 5/15/2055	900	1,067

		5,895

Specialty Retail — 0.1%

AutoZone, Inc. 1.65%, 1/15/2031	690	653

Lowe’s Cos., Inc. 3.65%, 4/5/2029	418	469

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	483

		1,605

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc.

3.20%, 5/11/2027	686	759

3.00%, 6/20/2027	1,125	1,240

3.45%, 2/9/2045	1,130	1,233

3.85%, 8/4/2046	569	651

3.75%, 11/13/2047	150	170

Dell International LLC

5.45%, 6/15/2023 (a)	485	532

6.02%, 6/15/2026 (a)	1,410	1,690

Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	1,070	1,094

HP, Inc. 3.00%, 6/17/2027	665	719

		8,088

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Thrifts & Mortgage Finance — 0.2%

BPCE SA (France)

4.63%, 7/11/2024 (a)	800	891

1.00%, 1/20/2026 (a)	1,005	995

(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	690	695

3.38%, 12/2/2026	400	439

(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	730	725

		3,745

Tobacco — 0.2%

Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,650

BAT Capital Corp. (United Kingdom)

2.26%, 3/25/2028	780	780

3.73%, 9/25/2040	520	504

4.54%, 8/15/2047	265	272

3.98%, 9/25/2050	815	771

Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	133

		4,110

Trading Companies & Distributors — 0.3%

Air Lease Corp.

3.38%, 7/1/2025	476	506

2.88%, 1/15/2026	1,000	1,041

3.75%, 6/1/2026	526	570

3.25%, 10/1/2029	2,080	2,145

Aviation Capital Group LLC

3.88%, 5/1/2023 (a)	490	515

5.50%, 12/15/2024 (a)	1,047	1,179

BOC Aviation Ltd. (Singapore)

2.75%, 9/18/2022 (a)	450	460

3.50%, 10/10/2024 (a)	310	332

International Lease Finance Corp. 5.88%, 8/15/2022	506	543

		7,291

Transportation Infrastructure — 0.0% (b)

Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	540	547

Water Utilities — 0.1%

American Water Capital Corp.

3.45%, 6/1/2029	795	888

3.45%, 5/1/2050	1,096	1,179

		2,067

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — 0.6%

America Movil SAB de CV (Mexico)

3.63%, 4/22/2029	880	966

4.38%, 4/22/2049	441	519

Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	560	662

T-Mobile USA, Inc.

1.50%, 2/15/2026 (a)	2,105	2,098

3.75%, 4/15/2027 (a)	2,275	2,506

2.05%, 2/15/2028 (a)	1,550	1,535

3.88%, 4/15/2030 (a)	1,980	2,177

Vodafone Group plc (United Kingdom)

5.25%, 5/30/2048	496	643

4.88%, 6/19/2049	1,105	1,357

		12,463

Total Corporate Bonds (Cost $602,564)		642,242

U.S. Treasury Obligations — 26.0%

U.S. Treasury Bonds

4.38%, 2/15/2038	447	617

1.13%, 5/15/2040	1,615	1,388

3.88%, 8/15/2040	10,235	13,490

1.88%, 2/15/2041	6,600	6,459

2.75%, 11/15/2042	10,800	12,151

3.63%, 8/15/2043	5,214	6,713

3.75%, 11/15/2043	238	312

3.63%, 2/15/2044	7,780	10,030

3.00%, 11/15/2044	8,200	9,611

2.88%, 8/15/2045	2,300	2,645

2.25%, 8/15/2046	11,193	11,500

3.13%, 5/15/2048	3,757	4,556

2.25%, 8/15/2049	5,365	5,519

2.38%, 11/15/2049	3,700	3,910

2.00%, 2/15/2050	7,389	7,198

1.25%, 5/15/2050	6,080	4,910

1.38%, 8/15/2050	565	472

1.63%, 11/15/2050	8,500	7,558

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	300	453

3.63%, 4/15/2028	799	1,742

2.50%, 1/15/2029	300	470

U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	2,453	2,888

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

U.S. Treasury Notes

2.63%, 5/15/2021	1,006	1,011

1.13%, 9/30/2021	4,340	4,367

2.00%, 10/31/2021	1,100	1,114

2.13%, 5/15/2022	50,000	51,219

1.75%, 7/15/2022	5,000	5,112

1.63%, 8/31/2022	3,000	3,067

2.00%, 10/31/2022	1,650	1,701

1.50%, 2/28/2023	3,000	3,082

1.75%, 5/15/2023	2,221	2,298

2.13%, 3/31/2024	30,000	31,679

2.50%, 5/15/2024	8,840	9,460

1.88%, 8/31/2024	569	598

2.25%, 11/15/2024	400	427

1.75%, 12/31/2024	13,555	14,214

2.88%, 4/30/2025	21,212	23,249

0.38%, 12/31/2025	50,000	49,238

1.63%, 5/15/2026	10,000	10,437

1.75%, 12/31/2026	10,154	10,645

0.38%, 9/30/2027	4,690	4,487

0.75%, 1/31/2028	16,500	16,111

2.88%, 5/15/2028	46,198	51,787

1.63%, 8/15/2029	130	134

0.63%, 8/15/2030	970	906

0.88%, 11/15/2030	2,800	2,670

U.S. Treasury STRIPS Bonds

3.46%, 11/15/2021 (g)	11,340	11,337

3.30%, 2/15/2022 (g)	11,793	11,786

2.59%, 5/15/2022 (g)	18,545	18,526

3.24%, 8/15/2022 (g)	1,905	1,902

2.23%, 11/15/2022 (g)	18,375	18,335

3.70%, 2/15/2023 (g)	38,462	38,359

3.23%, 5/15/2023 (g)	14,070	14,014

2.45%, 8/15/2023 (g)	13,900	13,829

2.74%, 11/15/2023 (g)	1,052	1,045

1.88%, 2/15/2024 (g)	11,355	11,251

1.73%, 8/15/2024 (g)	20,600	20,294

7.49%, 5/15/2026 (g)	1,500	1,433

3.73%, 8/15/2026 (g)	1,592	1,513

2.43%, 11/15/2041 (g)	500	319

Total U.S. Treasury Obligations (Cost $571,155)		577,548

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 17.8%

FHLMC

Pool # 846812, ARM, 2.73%, 4/1/2030 (h)	6	6

Pool # 781087, ARM, 2.36%, 12/1/2033 (h)	140	142

Pool # 1B1665, ARM, 3.65%, 4/1/2034 (h)	119	121

Pool # 847356, ARM, 2.69%, 12/1/2034 (h)	53	53

Pool # 782979, ARM, 2.37%, 1/1/2035 (h)	125	133

Pool # 1Q0025, ARM, 2.34%, 2/1/2036 (h)	43	46

Pool # 848431, ARM, 2.54%, 2/1/2036 (h)	74	78

Pool # 1L1286, ARM, 3.75%, 5/1/2036 (h)	24	25

Pool # 848365, ARM, 2.65%, 7/1/2036 (h)	72	77

Pool # 1A1096, ARM, 1.99%, 10/1/2036 (h)	115	120

Pool # 1G2539, ARM, 2.15%, 10/1/2036 (h)	11	11

Pool # 1J1348, ARM, 2.74%, 10/1/2036 (h)	68	69

Pool # 1G2671, ARM, 2.07%, 11/1/2036 (h)	87	88

Pool # 782760, ARM, 2.49%, 11/1/2036 (h)	119	126

Pool # 1J1634, ARM, 2.27%, 12/1/2036 (h)	70	73

Pool # 1J0282, ARM, 2.26%, 2/1/2037 (h)	41	42

Pool # 1Q0739, ARM, 2.21%, 3/1/2037 (h)	113	119

Pool # 848699, ARM, 2.64%, 7/1/2040 (h)	169	179

FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	188	202

FHLMC Gold Pools, 30 Year

Pool # C68485, 7.00%, 7/1/2032	19	21

Pool # G01448, 7.00%, 8/1/2032	43	50

Pool # A13625, 5.50%, 10/1/2033	194	228

Pool # A16107, 6.00%, 12/1/2033	70	79

Pool # A17537, 6.00%, 1/1/2034	87	105

Pool # A61572, 5.00%, 9/1/2034	483	562

Pool # A28796, 6.50%, 11/1/2034	98	116

Pool # G03369, 6.50%, 1/1/2035	206	233

Pool # A46987, 5.50%, 7/1/2035	430	499

Pool # G01919, 4.00%, 9/1/2035	193	212

Pool # C02641, 7.00%, 10/1/2036	80	94

Pool # C02660, 6.50%, 11/1/2036	132	156

Pool # A93383, 5.00%, 8/1/2040	355	411

Pool # A93511, 5.00%, 8/1/2040	350	401

Pool # G06493, 4.50%, 5/1/2041	1,479	1,667

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

FHLMC Gold Pools, Other

Pool # P20570, 7.00%, 7/1/2029	40	45

Pool # G20027, 10.00%, 10/1/2030	8	9

Pool # U50105, 4.00%, 1/1/2032	341	367

Pool # U80254, 3.00%, 3/1/2033	409	432

Pool # P20409, 5.50%, 10/1/2033	85	93

Pool # P50201, 5.50%, 1/1/2034	54	58

Pool # U90975, 4.00%, 6/1/2042	1,467	1,611

Pool # U90673, 4.00%, 1/1/2043	365	401

Pool # U99134, 4.00%, 1/1/2046	7,166	7,913

Pool # U69030, 4.50%, 1/1/2046	2,903	3,233

FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	2,730	2,959

FNMA

Pool # 470623, ARM, 0.92%, 3/1/2022 (h)	822	821

Pool # 54844, ARM, 2.30%, 9/1/2027 (h)	11	11

Pool # 303532, ARM, 3.93%, 3/1/2029 (h)	7	7

Pool # 555258, ARM, 1.65%, 1/1/2033 (h)	257	258

Pool # 722421, ARM, 1.66%, 7/1/2033 (h)	29	29

Pool # 722985, ARM, 2.53%, 7/1/2033 (h)	17	17

Pool # 686040, ARM, 2.63%, 7/1/2033 (h)	126	127

Pool # 746299, ARM, 2.39%, 9/1/2033 (h)	101	107

Pool # 749923, ARM, 2.28%, 11/1/2033 (h)	5	5

Pool # 766610, ARM, 2.03%, 1/1/2034 (h)	77	78

Pool # 920467, ARM, 2.87%, 2/1/2034 (h)	78	78

Pool # 770377, ARM, 3.11%, 4/1/2034 (h)	75	75

Pool # 751531, ARM, 2.71%, 5/1/2034 (h)	99	99

Pool # 782306, ARM, 2.17%, 7/1/2034 (h)	7	7

Pool # 790235, ARM, 2.12%, 8/1/2034 (h)	91	93

Pool # 735332, ARM, 2.87%, 8/1/2034 (h)	166	171

Pool # 791961, ARM, 1.56%, 9/1/2034 (h)	29	29

Pool # 725902, ARM, 2.15%, 9/1/2034 (h)	13	13

Pool # 803594, ARM, 2.02%, 10/1/2034 (h)	93	93

Pool # 803599, ARM, 2.10%, 10/1/2034 (h)	100	100

Pool # 896463, ARM, 2.65%, 10/1/2034 (h)	77	82

Pool # 806776, ARM, 1.81%, 11/1/2034 (h)	140	140

Pool # 806778, ARM, 2.34%, 11/1/2034 (h)	386	389

Pool # 810896, ARM, 1.76%, 1/1/2035 (h)	252	261

Pool # 802692, ARM, 2.00%, 1/1/2035 (h)	246	247

Pool # 816597, ARM, 1.92%, 2/1/2035 (h)	17	17

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 735539, ARM, 2.68%, 4/1/2035 (h)	411	437

Pool # 745862, ARM, 2.86%, 4/1/2035 (h)	77	78

Pool # 821378, ARM, 2.14%, 5/1/2035 (h)	66	67

Pool # 823660, ARM, 2.88%, 5/1/2035 (h)	64	64

Pool # 745766, ARM, 2.08%, 6/1/2035 (h)	191	195

Pool # 843026, ARM, 1.78%, 9/1/2035 (h)	310	322

Pool # 832801, ARM, 2.10%, 9/1/2035 (h)	47	48

Pool # 849251, ARM, 2.38%, 1/1/2036 (h)	76	80

Pool # 872622, ARM, 2.42%, 6/1/2036 (h)	25	25

Pool # 895141, ARM, 1.82%, 7/1/2036 (h)	103	106

Pool # 900197, ARM, 2.58%, 10/1/2036 (h)	62	66

Pool # 966946, ARM, 2.16%, 1/1/2038 (h)	33	33

FNMA UMBS, 15 Year

Pool # 889634, 6.00%, 2/1/2023	89	91

Pool # 995381, 6.00%, 1/1/2024	24	25

Pool # 995425, 6.00%, 1/1/2024	63	65

Pool # AD0133, 5.00%, 8/1/2024	29	31

FNMA UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	5	5

Pool # 555791, 6.50%, 12/1/2022	11	12

Pool # 255217, 4.50%, 4/1/2024	13	15

Pool # 888656, 6.50%, 4/1/2025	21	24

Pool # MA1138, 3.50%, 8/1/2032	450	488

FNMA UMBS, 30 Year

Pool # 50966, 7.00%, 1/1/2024	1	1

Pool # 399269, 7.00%, 4/1/2026	4	4

Pool # 689977, 8.00%, 3/1/2027	31	34

Pool # 695533, 8.00%, 6/1/2027	12	13

Pool # 756024, 8.00%, 9/1/2028	35	39

Pool # 755973, 8.00%, 11/1/2028	87	100

Pool # 455759, 6.00%, 12/1/2028	9	10

Pool # 252211, 6.00%, 1/1/2029	15	17

Pool # 459097, 7.00%, 1/1/2029	5	5

Pool # 889020, 6.50%, 11/1/2029	237	268

Pool # 598559, 6.50%, 8/1/2031	27	32

Pool # 622542, 5.50%, 9/1/2031	209	239

Pool # 788150, 6.00%, 3/1/2032	27	30

Pool # 649734, 7.00%, 6/1/2032	30	32

Pool # 675555, 6.00%, 12/1/2032	58	67

Pool # AL0045, 6.00%, 12/1/2032	246	291

Pool # 674349, 6.00%, 3/1/2033	11	13

Pool # 688625, 6.00%, 3/1/2033	20	23

Pool # 688655, 6.00%, 3/1/2033	10	11

Pool # 695584, 6.00%, 3/1/2033	5	6

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 702901, 6.00%, 5/1/2033	82	99

Pool # 723852, 5.00%, 7/1/2033	89	102

Pool # 729296, 5.00%, 7/1/2033	222	255

Pool # 729379, 6.00%, 8/1/2033	18	20

Pool # 737825, 6.00%, 9/1/2033	30	35

Pool # 750977, 4.50%, 11/1/2033	62	69

Pool # 725017, 5.50%, 12/1/2033	352	412

Pool # 751341, 5.50%, 3/1/2034	40	46

Pool # 888568, 5.00%, 12/1/2034	8	9

Pool # 815426, 4.50%, 2/1/2035	1	1

Pool # AD0755, 7.00%, 6/1/2035	2,470	2,920

Pool # 820347, 5.00%, 9/1/2035	63	73

Pool # 833657, 7.50%, 8/1/2036	38	43

Pool # 986648, 6.00%, 9/1/2037	117	140

Pool # 888892, 7.50%, 11/1/2037	36	43

Pool # 257510, 7.00%, 12/1/2038	105	126

Pool # AD0753, 7.00%, 1/1/2039	78	95

Pool # AT5891, 3.00%, 6/1/2043	2,457	2,669

Pool # AL7527, 4.50%, 9/1/2043	1,107	1,246

Pool # BM3500, 4.00%, 9/1/2047	3,495	3,919

Pool # BJ1778, 4.50%, 10/1/2047	1,303	1,432

Pool # BN9180, 4.00%, 6/1/2049	1,407	1,522

Pool # BK8753, 4.50%, 6/1/2049	3,033	3,333

Pool # BO1219, 4.50%, 6/1/2049	3,586	3,909

Pool # BO7077, 3.00%, 9/1/2049	3,474	3,661

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	4	5

Pool # 252409, 6.50%, 3/1/2029	44	50

Pool # 653815, 7.00%, 2/1/2033	8	8

Pool # 752786, 6.00%, 9/1/2033	59	66

Pool # 931717, 6.50%, 8/1/2039	255	292

FNMA, Other

Pool # 468102, 4.34%, 6/1/2021	5,000	4,999

Pool # AL0602, 4.14%, 7/1/2021 (h)	441	441

Pool # 470622, 2.75%, 3/1/2022	504	514

Pool # AM3789, 3.02%, 7/1/2023	2,177	2,280

Pool # AM7245, 2.95%, 8/1/2023	4,313	4,548

Pool # AM4066, 3.59%, 8/1/2023	2,500	2,645

Pool # AM4628, 3.69%, 11/1/2023	1,454	1,564

Pool # AM4668, 3.76%, 11/1/2023	1,906	2,034

Pool # AM4716, 3.38%, 12/1/2023	1,896	2,044

Pool # AM7231, 2.92%, 12/1/2024	3,921	4,222

Pool # AM7589, 2.95%, 12/1/2024	1,513	1,630

Pool # AM7290, 2.97%, 12/1/2024	3,396	3,663

Pool # AM7576, 3.04%, 12/1/2024	3,924	4,243

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AM7124, 3.11%, 12/1/2024	2,451	2,656

Pool # 470300, 3.64%, 1/1/2025	883	972

Pool # AM3833, 3.25%, 7/1/2025	3,487	3,813

Pool # AM4991, 3.97%, 12/1/2025	1,676	1,890

Pool # AL6805, 3.78%, 1/1/2026 (h)	3,411	3,816

Pool # 468645, 4.54%, 7/1/2026	2,530	2,863

Pool # AM6448, 3.25%, 9/1/2026	9,582	10,604

Pool # AM7223, 3.11%, 12/1/2026	3,397	3,748

Pool # AM7118, 3.14%, 12/1/2026	2,707	2,984

Pool # AM7390, 3.26%, 12/1/2026	3,711	4,101

Pool # AM7265, 3.30%, 12/1/2026	3,800	4,224

Pool # AM7515, 3.34%, 2/1/2027	3,000	3,342

Pool # AM8803, 2.78%, 6/1/2027	4,805	5,231

Pool # AM8987, 2.79%, 6/1/2027	1,789	1,948

Pool # BL1040, 3.81%, 12/1/2028	3,000	3,481

Pool # BL4364, 2.24%, 11/1/2029	5,456	5,778

Pool # BL4333, 2.52%, 11/1/2029	6,174	6,642

Pool # AM7785, 3.17%, 2/1/2030	2,845	3,147

Pool # AM7516, 3.55%, 2/1/2030	2,000	2,248

Pool # AM8544, 3.08%, 4/1/2030	7,600	8,357

Pool # AM8889, 2.92%, 5/1/2030	8,000	8,750

Pool # AM8804, 3.10%, 5/1/2030	3,617	3,984

Pool # AM9020, 2.97%, 6/1/2030	3,814	4,163

Pool # BL9251, 1.45%, 10/1/2030	4,500	4,424

Pool # BL4315, 2.39%, 9/1/2031	4,550	4,839

Pool # AP9632, 4.00%, 10/1/2032	334	362

Pool # AP9762, 4.00%, 10/1/2032	552	603

Pool # AQ7084, 3.50%, 12/1/2032	614	664

Pool # AT2703, 3.50%, 5/1/2033	1,305	1,411

Pool # AT2954, 3.50%, 5/1/2033	791	856

Pool # AT4180, 3.50%, 5/1/2033	694	750

Pool # AT4939, 3.50%, 5/1/2033	694	750

Pool # 754922, 5.50%, 9/1/2033	80	92

Pool # 762520, 4.00%, 11/1/2033	402	433

Pool # AM8922, 3.03%, 6/1/2035	2,662	2,912

Pool # AM9188, 3.12%, 6/1/2035	7,000	7,782

Pool # 849215, 6.50%, 1/1/2036	20	21

Pool # 872740, 6.50%, 6/1/2036	50	53

Pool # 886320, 6.50%, 7/1/2036	18	19

Pool # 888796, 6.00%, 9/1/2037	64	72

Pool # AO7225, 4.00%, 7/1/2042	486	534

Pool # AO9352, 4.00%, 7/1/2042	644	711

Pool # MA1125, 4.00%, 7/1/2042	712	781

Pool # AR1397, 3.00%, 1/1/2043	1,256	1,346

Pool # MA1711, 4.50%, 12/1/2043	2,476	2,778

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # MA1828, 4.50%, 3/1/2044	1,893	2,124

Pool # BF0464, 3.50%, 3/1/2060	4,271	4,700

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 4/25/2036 (i)	5,320	5,498

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.00%, 4/25/2051 (i)	81,600	82,252

TBA, 2.50%, 4/25/2051 (i)	15,000	15,519

GNMA I, 30 Year

Pool # 345288, 7.50%, 3/15/2023	1	1

Pool # 782507, 9.50%, 10/15/2024	1	1

Pool # 554108, 6.50%, 3/15/2028	40	44

Pool # 481872, 7.50%, 7/15/2028	3	4

Pool # 468149, 8.00%, 8/15/2028	3	3

Pool # 486537, 7.50%, 9/15/2028	9	9

Pool # 486631, 6.50%, 10/15/2028	5	5

Pool # 591882, 6.50%, 7/15/2032	14	15

Pool # 607645, 6.50%, 2/15/2033	31	35

Pool # 607724, 7.00%, 2/15/2033	34	39

Pool # 604209, 6.50%, 4/15/2033	36	41

Pool # 781614, 7.00%, 6/15/2033	57	69

Pool # BM2141, 5.00%, 7/15/2049	940	1,087

GNMA II, 30 Year

Pool # 2006, 8.50%, 5/20/2025	7	8

Pool # 2141, 8.00%, 12/20/2025	1	1

Pool # 2234, 8.00%, 6/20/2026	3	4

Pool # 2270, 8.00%, 8/20/2026	2	2

Pool # 2285, 8.00%, 9/20/2026	2	3

Pool # 2324, 8.00%, 11/20/2026	3	3

Pool # 2499, 8.00%, 10/20/2027	4	5

Pool # 2512, 8.00%, 11/20/2027	6	7

Pool # 2525, 8.00%, 12/20/2027	3	3

Pool # 2549, 7.50%, 2/20/2028	4	5

Pool # 2646, 7.50%, 9/20/2028	11	13

Pool # 2647, 8.00%, 9/20/2028	1	2

Pool # 3427, 4.50%, 8/20/2033	81	92

Pool # 4245, 6.00%, 9/20/2038	603	711

Pool # AK8806, 4.25%, 3/20/2045	1,387	1,574

Pool # BM2118, 4.50%, 6/20/2049	801	871

Pool # BO0535, 4.00%, 7/20/2049	2,192	2,372

Pool # BO8227, 5.00%, 7/20/2049	1,459	1,638

Pool # BO8228, 5.00%, 7/20/2049	622	690

Pool # BO8229, 5.00%, 7/20/2049	1,740	1,963

Pool # BM9734, 4.00%, 10/20/2049	4,314	4,697

Pool # BQ4115, 3.00%, 3/20/2050	5,088	5,301

Pool # MA7052, 2.50%, 12/20/2050	9,345	9,712

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA7136, 2.50%, 1/20/2051	23,724	24,641

Pool # 785294, 3.50%, 1/20/2051	5,000	5,541

GNMA II, Other

Pool # AC0979, 4.05%, 4/20/2063 (h)	133	134

Pool # AC0973, 4.17%, 5/20/2063 (h)	147	148

Total Mortgage-Backed Securities (Cost $381,831)		394,480

Collateralized Mortgage Obligations — 12.1%

ACC 9/15/2022 ‡	3,060	3,060

Acre 6.25%, 12/22/2021 ‡	3,785	3,747

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	4,306	4,358

Series 2005-1CB, Class 1A6, IF, IO, 6.98%, 3/25/2035 ‡ (h)	551	85

Series 2005-22T1, Class A2, IF, IO, 4.95%, 6/25/2035 ‡ (h)	3,439	520

Series 2005-20CB, Class 3A8, IF, IO, 4.63%, 7/25/2035 ‡ (h)	1,519	197

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,517	1,520

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	66	45

Series 2005-37T1, Class A2, IF, IO, 4.93%, 9/25/2035 ‡ (h)	2,597	381

Series 2005-54CB, Class 1A2, IF, IO, 4.73%, 11/25/2035 ‡ (h)	2,466	354

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	980	929

Series 2005-57CB, Class 3A2, IF, IO, 4.98%, 12/25/2035 ‡ (h)	616	76

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	460	461

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	938	683

Banc of America Alternative Loan Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	6	5

Series 2006-4, Class 1A4, 6.00%, 5/25/2046	281	276

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	107	85

Series 2004-2, Class 30, PO, 9/20/2034 ‡	86	72

Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (h)	65	67

Series 2005-E, Class 4A1, 3.00%, 3/20/2035 (h)	21	22

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	167	169

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-7, Class 30, PO, 11/25/2035 ‡	121	113

Series 2005-8, Class 30, PO, 1/25/2036 ‡	87	65

Series 2006-A, Class 3A2, 2.85%, 2/20/2036 (h)	155	151

Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.53%, 2/25/2034 (h)	40	41

Bayview Financing Trust Series 2020-3F, Class A, 3.12%, 11/10/2022 ‡ (a) (h)	3,890	3,890

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (h)	15	15

Bear Stearns ARM Trust

Series 2003-7, Class 3A, 2.60%, 10/25/2033 (h)	35	34

Series 2004-1, Class 12A1, 3.12%, 4/25/2034 (h)	216	215

Series 2004-2, Class 14A, 3.25%, 5/25/2034 (h)	36	36

Series 2006-1, Class A1, 2.37%, 2/25/2036 (h)	527	546

CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (h)	3,868	3,869

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	—	(j)

Series 2004-HYB1, Class 2A, 2.66%, 5/20/2034 (h)	37	39

Series 2004-HYB3, Class 2A, 3.01%, 6/20/2034 (h)	200	204

Series 2004-7, Class 2A1, 3.57%, 6/25/2034 (h)	122	123

Series 2004-HYB6, Class A3, 2.77%, 11/20/2034 (h)	163	168

Series 2005-16, Class A23, 5.50%, 9/25/2035	270	239

Series 2005-22, Class 2A1, 2.67%, 11/25/2035 (h)	846	810

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust

Series 2005-5, Class A, PO, 8/25/2035 ‡	34	29

Series 2005-8, Class A, PO, 11/25/2035 ‡	65	54

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	1	1

Series 2003-HYB1, Class A, 2.60%, 9/25/2033 (h)	35	36

Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (h)	384	404

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3, PO, 9/25/2033 ‡	25		23

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	10		10

Series 2003-1, Class 2, PO, 10/25/2033 ‡	5		4

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	14		13

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	26		27

Series 2004-UST1, Class A6, 2.63%, 8/25/2034 (h)	12		12

Series 2005-1, Class 2A1A, 2.23%, 2/25/2035 (h)	170		160

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	169		175

Series 2005-5, Class 1A2, 2.89%, 8/25/2035 (h)	217		176

Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (h) (k)	1,079		17

Credit Suisse First Boston Mortgage Securities Corp.

Series 2003-1, Class DB1, 6.71%, 2/25/2033 (h)	239		244

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	64		66

Series 2003-25, Class 1P, PO, 10/25/2033 ‡	164		145

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-4, Class 3A18, 5.50%, 6/25/2035	842		855

Series 2005-4, Class 3A23, 5.50%, 6/25/2035	1,775		1,802

CSMA SFR Holdings II 7/25/2023 ‡	2,967		2,964

CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (h)	7,776		7,768

FHLMC — GNMA Series 8, Class ZA, 7.00%, 3/25/2023	14		15

FHLMC, REMIC

Series 1065, Class J, 9.00%, 4/15/2021	—	(j)	—	(j)

Series 1144, Class KB, 8.50%, 9/15/2021	—	(j)	—	(j)

Series 1250, Class J, 7.00%, 5/15/2022	1		1

Series 1343, Class LB, 7.50%, 8/15/2022	2		2

Series 1343, Class LA, 8.00%, 8/15/2022	1		1

Series 1370, Class JA, 1.26%, 9/15/2022 (h)	3		3

Series 2512, Class PG, 5.50%, 10/15/2022	33		34

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1455, Class WB, IF, 4.61%, 12/15/2022 (h)	3		3

Series 2535, Class BK, 5.50%, 12/15/2022	16		17

Series 1470, Class F, 1.47%, 2/15/2023 (h)	—	(j)	—	(j)

Series 2568, Class KG, 5.50%, 2/15/2023	49		51

Series 1466, Class PZ, 7.50%, 2/15/2023	17		18

Series 1498, Class I, 1.26%, 4/15/2023 (h)	21		22

Series 1502, Class PX, 7.00%, 4/15/2023	34		36

Series 1798, Class F, 5.00%, 5/15/2023	26		27

Series 1505, Class Q, 7.00%, 5/15/2023	4		4

Series 1518, Class G, IF, 8.87%, 5/15/2023 (h)	8		9

Series 1541, Class O, 0.24%, 7/15/2023 (h)	9		9

Series 2638, Class DS, IF, 8.49%, 7/15/2023 (h)	6		7

Series 1541, Class M, HB, IF, 25.64%, 7/15/2023 (h)	3		4

Series 1570, Class F, 1.96%, 8/15/2023 (h)	1		1

Series 1608, Class L, 6.50%, 9/15/2023	90		96

Series 1573, Class PZ, 7.00%, 9/15/2023	28		29

Series 2571, Class SK, HB, IF, 34.02%, 9/15/2023 (h)	12		16

Series 1591, Class PV, 6.25%, 10/15/2023	17		18

Series 1602, Class SA, HB, IF, 22.34%, 10/15/2023 (h)	10		12

Series 2710, Class HB, 5.50%, 11/15/2023	147		153

Series 1642, Class PJ, 6.00%, 11/15/2023	45		47

Series 2716, Class UN, 4.50%, 12/15/2023	101		104

Series 1638, Class H, 6.50%, 12/15/2023	62		66

Series 2283, Class K, 6.50%, 12/15/2023	25		27

Series 1700, Class GA, PO, 2/15/2024	4		4

Series 1865, Class D, PO, 2/15/2024	30		30

Series 1760, Class ZD, 0.61%, 2/15/2024 (h)	74		74

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	11		12

Series 1686, Class SH, IF, 18.95%, 2/15/2024 (h)	2		2

Series 1709, Class FA, 0.26%, 3/15/2024 (h)	1		1

Series 1699, Class FC, 0.73%, 3/15/2024 (h)	3		3

Series 1695, Class EB, 7.00%, 3/15/2024	15		15

Series 1706, Class K, 7.00%, 3/15/2024	43		46

Series 2033, Class SN, HB, IF, 29.36%, 3/15/2024 (h)	7		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2306, Class K, PO, 5/15/2024	8	8

Series 2306, Class SE, IF, IO, 9.49%, 5/15/2024 (h)	19	2

Series 1745, Class D, 7.50%, 8/15/2024	11	12

Series 3720, Class A, 4.50%, 9/15/2025	84	89

Series 3131, Class BK, 5.50%, 3/15/2026	304	326

Series 1829, Class ZB, 6.50%, 3/15/2026	8	8

Series 1863, Class Z, 6.50%, 7/15/2026	9	9

Series 1890, Class H, 7.50%, 9/15/2026	12	13

Series 1899, Class ZE, 8.00%, 9/15/2026	36	42

Series 3229, Class HE, 5.00%, 10/15/2026	320	340

Series 1963, Class Z, 7.50%, 1/15/2027	31	36

Series 1935, Class FL, 0.81%, 2/15/2027 (h)	2	2

Series 1981, Class Z, 6.00%, 5/15/2027	45	49

Series 1970, Class PG, 7.25%, 7/15/2027	3	3

Series 1987, Class PE, 7.50%, 9/15/2027	18	21

Series 2019, Class Z, 6.50%, 12/15/2027	39	44

Series 2038, Class PN, IO, 7.00%, 3/15/2028	34	5

Series 2040, Class PE, 7.50%, 3/15/2028	72	84

Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,841

Series 2043, Class CJ, 6.50%, 4/15/2028	10	12

Series 2054, Class PV, 7.50%, 5/15/2028	52	59

Series 2075, Class PM, 6.25%, 8/15/2028	113	127

Series 2075, Class PH, 6.50%, 8/15/2028	101	115

Series 2086, Class GB, 6.00%, 9/15/2028	31	35

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	49	5

Series 2095, Class PE, 6.00%, 11/15/2028	131	147

Series 2125, Class JZ, 6.00%, 2/15/2029	43	48

Series 2136, Class PG, 6.00%, 3/15/2029	51	57

Series 2132, Class SB, HB, IF, 30.02%, 3/15/2029 (h)	9	15

Series 2141, IO, 7.00%, 4/15/2029	15	1

Series 2169, Class TB, 7.00%, 6/15/2029	169	194

Series 2163, Class PC, IO, 7.50%, 6/15/2029	17	2

Series 2172, Class QC, 7.00%, 7/15/2029	111	130

Series 2176, Class OJ, 7.00%, 8/15/2029	81	95

Series 2201, Class C, 8.00%, 11/15/2029	42	48

Series 2209, Class TC, 8.00%, 1/15/2030	43	52

Series 2210, Class Z, 8.00%, 1/15/2030	83	99

Series 2224, Class CB, 8.00%, 3/15/2030	20	24

Series 2230, Class Z, 8.00%, 4/15/2030	52	62

Series 2234, Class PZ, 7.50%, 5/15/2030	35	42

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2247, Class Z, 7.50%, 8/15/2030	38	44

Series 2256, Class MC, 7.25%, 9/15/2030	50	60

Series 2259, Class ZM, 7.00%, 10/15/2030	73	87

Series 2262, Class Z, 7.50%, 10/15/2030	11	13

Series 2271, Class PC, 7.25%, 12/15/2030	82	98

Series 2296, Class PD, 7.00%, 3/15/2031	49	58

Series 2313, Class LA, 6.50%, 5/15/2031	38	44

Series 2325, Class PM, 7.00%, 6/15/2031	59	70

Series 2359, Class ZB, 8.50%, 6/15/2031	138	169

Series 2344, Class ZD, 6.50%, 8/15/2031	465	540

Series 2344, Class ZJ, 6.50%, 8/15/2031	41	48

Series 2345, Class NE, 6.50%, 8/15/2031	32	38

Series 2351, Class PZ, 6.50%, 8/15/2031	38	44

Series 2353, Class AZ, 6.00%, 9/15/2031	251	281

Series 2367, Class ME, 6.50%, 10/15/2031	81	92

Series 2396, Class FM, 0.56%, 12/15/2031 (h)	133	134

Series 2399, Class OH, 6.50%, 1/15/2032	100	117

Series 2399, Class TH, 6.50%, 1/15/2032	120	141

Series 2410, Class OE, 6.38%, 2/15/2032	35	38

Series 2410, Class NG, 6.50%, 2/15/2032	112	131

Series 2420, Class XK, 6.50%, 2/15/2032	163	191

Series 2464, Class SI, IF, IO, 7.89%, 2/15/2032 (h)	218	39

Series 2410, Class QX, IF, IO, 8.54%, 2/15/2032 (h)	49	10

Series 2412, Class SP, IF, 15.88%, 2/15/2032 (h)	101	134

Series 2410, Class QS, IF, 19.21%, 2/15/2032 (h)	85	124

Series 2430, Class WF, 6.50%, 3/15/2032	227	268

Series 2423, Class MC, 7.00%, 3/15/2032	126	149

Series 2423, Class MT, 7.00%, 3/15/2032	107	128

Series 2444, Class ES, IF, IO, 7.84%, 3/15/2032 (h)	88	16

Series 2450, Class SW, IF, IO, 7.89%, 3/15/2032 (h)	70	13

Series 2435, Class CJ, 6.50%, 4/15/2032	159	186

Series 2434, Class TC, 7.00%, 4/15/2032	120	143

Series 2436, Class MC, 7.00%, 4/15/2032	76	87

Series 2455, Class GK, 6.50%, 5/15/2032	238	279

Series 2450, Class GZ, 7.00%, 5/15/2032	68	81

Series 2462, Class JG, 6.50%, 6/15/2032	106	125

Series 2466, Class PH, 6.50%, 6/15/2032	177	208

Series 2474, Class NR, 6.50%, 7/15/2032	101	116

Series 2484, Class LZ, 6.50%, 7/15/2032	123	147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2500, Class MC, 6.00%, 9/15/2032	117	137

Series 2835, Class QO, PO, 12/15/2032	17	16

Series 2543, Class YX, 6.00%, 12/15/2032	225	258

Series 2544, Class HC, 6.00%, 12/15/2032	191	229

Series 2552, Class ME, 6.00%, 1/15/2033	254	297

Series 2567, Class QD, 6.00%, 2/15/2033	277	326

Series 2575, Class ME, 6.00%, 2/15/2033	631	732

Series 2596, Class QG, 6.00%, 3/15/2033	157	176

Series 2586, Class WI, IO, 6.50%, 3/15/2033	77	15

Series 2692, Class SC, IF, 13.06%, 7/15/2033 (h)	43	57

Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,722

Series 3920, Class LP, 5.00%, 1/15/2034	639	734

Series 2744, Class PE, 5.50%, 2/15/2034	12	13

Series 3611, PO, 7/15/2034	42	39

Series 2990, Class UZ, 5.75%, 6/15/2035	1,536	1,774

Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,488

Series 3014, Class OD, PO, 8/15/2035	42	38

Series 3085, Class WF, 0.91%, 8/15/2035 (h)	108	110

Series 3047, Class OD, 5.50%, 10/15/2035	802	897

Series 3074, Class BH, 5.00%, 11/15/2035	255	280

Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,677

Series 3102, Class FB, 0.41%, 1/15/2036 (h)	111	112

Series 3102, Class HS, HB, IF, 24.16%, 1/15/2036 (h)	33	47

Series 3117, Class EO, PO, 2/15/2036	264	244

Series 3117, Class OK, PO, 2/15/2036	155	144

Series 3134, PO, 3/15/2036	39	37

Series 3152, Class MO, PO, 3/15/2036	210	196

Series 3122, Class ZB, 6.00%, 3/15/2036	26	38

Series 3138, PO, 4/15/2036	167	154

Series 3607, Class BO, PO, 4/15/2036	87	82

Series 3219, Class DI, IO, 6.00%, 4/15/2036	135	28

Series 3819, Class ZQ, 6.00%, 4/15/2036	839	993

Series 3149, Class SO, PO, 5/15/2036	29	24

Series 3233, Class OP, PO, 5/15/2036	57	53

Series 3171, Class MO, PO, 6/15/2036	32	31

Series 3179, Class OA, PO, 7/15/2036	152	137

Series 3194, Class SA, IF, IO, 6.99%, 7/15/2036 (h)	29	6

Series 3211, Class SO, PO, 9/15/2036	182	171

Series 3218, Class AO, PO, 9/15/2036	85	72

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3232, Class ST, IF, IO, 6.59%, 10/15/2036 (h)	208		43

Series 3256, PO, 12/15/2036	116		107

Series 3261, Class OA, PO, 1/15/2037	140		128

Series 3260, Class CS, IF, IO, 6.03%, 1/15/2037 (h)	232		46

Series 3274, Class JO, PO, 2/15/2037	33		32

Series 3275, Class FL, 0.55%, 2/15/2037 (h)	41		41

Series 3290, Class SB, IF, IO, 6.34%, 3/15/2037 (h)	293		53

Series 3318, Class AO, PO, 5/15/2037	9		9

Series 3607, PO, 5/15/2037	177		161

Series 3315, Class HZ, 6.00%, 5/15/2037	193		221

Series 3326, Class JO, PO, 6/15/2037	10		10

Series 3331, PO, 6/15/2037	127		118

Series 3607, Class OP, PO, 7/15/2037	383		344

Series 4048, Class FJ, 0.54%, 7/15/2037 (h)	541		541

Series 3385, Class SN, IF, IO, 5.89%, 11/15/2037 (h)	37		6

Series 3387, Class SA, IF, IO, 6.31%, 11/15/2037 (h)	170		32

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (f)	1,091		8

Series 3404, Class SC, IF, IO, 5.89%, 1/15/2038 (h)	306		61

Series 3424, Class PI, IF, IO, 6.69%, 4/15/2038 (h)	264		63

Series 3481, Class SJ, IF, IO, 5.74%, 8/15/2038 (h)	348		66

Series 3511, Class SA, IF, IO, 5.89%, 2/15/2039 (h)	240		39

Series 3549, Class FA, 1.31%, 7/15/2039 (h)	27		28

Series 3997, Class PF, 0.56%, 11/15/2039 (h)	—	(j)	—	(j)

Series 3621, Class BO, PO, 1/15/2040	126		117

Series 3747, Class PY, 4.00%, 10/15/2040	1,000		1,132

Series 3925, Class FL, 0.56%, 1/15/2041 (h)	270		271

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	157		170

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	477		511

Series 3957, Class B, 4.00%, 11/15/2041	209		230

Series 3966, Class NA, 4.00%, 12/15/2041	415		461

Series 4217, Class KY, 3.00%, 6/15/2043	2,000		2,131

Series 4822, Class ZB, 4.00%, 7/15/2048	3,867		4,163

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC, STRIPS

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(j)	—	(j)

Series 233, Class 11, IO, 5.00%, 9/15/2035	288		53

Series 233, Class 13, IO, 5.00%, 9/15/2035	410		75

Series 299, Class 300, 3.00%, 1/15/2043	2,613		2,715

Series 310, PO, 9/15/2043	1,049		912

Series 323, Class 300, 3.00%, 1/15/2044	1,994		2,095

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.15%, 7/25/2032 (h)	266		299

Series T-76, Class 2A, 1.71%, 10/25/2037 (h)	767		781

Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	177		223

Series T-54, Class 2A, 6.50%, 2/25/2043	1,012		1,202

Series T-54, Class 3A, 7.00%, 2/25/2043	282		339

Series T-58, Class A, PO, 9/25/2043	92		78

Series T-59, Class 1AP, PO, 10/25/2043	217		153

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 2.40%, 10/25/2034 (h)	181		187

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	500		370

Series 2007-FA4, Class 1A2, IF, IO, 5.53%, 8/25/2037 ‡ (h)	1,062		234

FMC GMSR Issuer Trust Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (h)	5,000		5,006

FNMA Trust, Whole Loan

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	88		104

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	181		214

Series 2004-W15, Class 2AF, 0.37%, 8/25/2044 (h)	253		252

Series 2005-W3, Class 2AF, 0.34%, 3/25/2045 (h)	724		721

Series 2006-W2, Class 1AF1, 0.34%, 2/25/2046 (h)	231		231

FNMA, Grantor Trust, Whole Loan

Series 2002-T19, Class A2, 7.00%, 7/25/2042	518		621

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	277		331

FNMA, REMIC

Series 2001-48, Class Z, 6.50%, 9/25/2021	15		15

Series G-51, Class SA, HB, IF, 27.90%, 12/25/2021 (h)	—	(j)	—	(j)

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2002-1, Class HC, 6.50%, 2/25/2022	2		2

Series 2007-15, Class NO, PO, 3/25/2022	5		5

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(j)	—	(j)

Series G92-35, Class E, 7.50%, 7/25/2022	4		4

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(j)	—	(j)

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)

Series 1992-136, Class PK, 6.00%, 8/25/2022	3		4

Series 1996-59, Class J, 6.50%, 8/25/2022	2		2

Series G92-52, Class FD, 0.15%, 9/25/2022 (h)	1		1

Series 1992-143, Class MA, 5.50%, 9/25/2022	1		2

Series G92-54, Class ZQ, 7.50%, 9/25/2022	2		2

Series 1992-163, Class M, 7.75%, 9/25/2022	5		5

Series G92-62, Class B, PO, 10/25/2022	2		2

Series G92-59, Class F, 1.16%, 10/25/2022 (h)	1		1

Series G92-61, Class Z, 7.00%, 10/25/2022	2		2

Series 1992-188, Class PZ, 7.50%, 10/25/2022	14		14

Series G93-1, Class KA, 7.90%, 1/25/2023	9		9

Series G93-5, Class Z, 6.50%, 2/25/2023	3		3

Series 1997-61, Class ZC, 7.00%, 2/25/2023	55		58

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	2		2

Series G93-14, Class J, 6.50%, 3/25/2023	4		4

Series 1993-25, Class J, 7.50%, 3/25/2023	8		9

Series 1993-21, Class KA, 7.70%, 3/25/2023	5		6

Series 1998-4, Class C, PO, 4/25/2023	2		2

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	8		9

Series 1993-62, Class SA, IF, 19.46%, 4/25/2023 (h)	3		4

Series 1998-43, Class SA, HB, IF, 20.48%, 4/25/2023 (h)	11		2

Series 2003-39, Class LW, 5.50%, 5/25/2023	105		109

Series 2003-41, Class PE, 5.50%, 5/25/2023	44		46

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2008-47, Class SI, IF, IO, 6.38%, 6/25/2023 (h)	6		—	(j)

Series G93-27, Class FD, 1.00%, 8/25/2023 (h)	7		7

Series 2002-83, Class CS, 6.88%, 8/25/2023	73		77

Series 1999-38, Class SK, IF, IO, 7.93%, 8/25/2023 (h)	2		—	(j)

Series 1996-14, Class SE, IF, IO, 9.64%, 8/25/2023 (h)	37		3

Series 1993-205, Class H, PO, 9/25/2023	5		5

Series G93-37, Class H, PO, 9/25/2023	1		1

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	5		5

Series 1993-165, Class SD, IF, 13.88%, 9/25/2023 (h)	2		2

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	2		2

Series 1999-52, Class NS, HB, IF, 23.05%, 10/25/2023 (h)	6		7

Series 1993-179, Class SB, HB, IF, 27.74%, 10/25/2023 (h)	3		4

Series 1995-19, Class Z, 6.50%, 11/25/2023	44		47

Series 1993-230, Class FA, 0.73%, 12/25/2023 (h)	4		4

Series 1993-247, Class FE, 1.12%, 12/25/2023 (h)	8		8

Series 1993-225, Class UB, 6.50%, 12/25/2023	11		11

Series 1993-247, Class SU, IF, 12.49%, 12/25/2023 (h)	4		4

Series 2002-1, Class UD, HB, IF, 24.09%, 12/25/2023 (h)	8		10

Series 2009-9, IO, 5.00%, 2/25/2024	—	(j)	—

Series 2009-18, IO, 5.00%, 3/25/2024	—	(j)	—

Series 1994-37, Class L, 6.50%, 3/25/2024	33		35

Series 1994-40, Class Z, 6.50%, 3/25/2024	207		222

Series 2004-53, Class NC, 5.50%, 7/25/2024	33		34

Series 1995-2, Class Z, 8.50%, 1/25/2025	8		9

Series G95-1, Class C, 8.80%, 1/25/2025	8		9

Series 1997-20, IO, 1.84%, 3/25/2027 (h)	17		—	(j)

Series 1997-27, Class J, 7.50%, 4/18/2027	6		6

Series 1997-29, Class J, 7.50%, 4/20/2027	12		14

Series 1997-39, Class PD, 7.50%, 5/20/2027	71		81

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1997-42, Class ZC, 6.50%, 7/18/2027	5	6

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	20	2

Series 1998-36, Class ZB, 6.00%, 7/18/2028	32	36

Series 1998-66, Class SB, IF, IO, 8.03%, 12/25/2028 (h)	15	1

Series 1999-18, Class Z, 5.50%, 4/18/2029	43	47

Series 1999-17, Class C, 6.35%, 4/25/2029	22	24

Series 1999-62, Class PB, 7.50%, 12/18/2029	35	41

Series 2000-2, Class ZE, 7.50%, 2/25/2030	109	127

Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,572

Series 2000-20, Class SA, IF, IO, 8.98%, 7/25/2030 (h)	51	6

Series 2000-52, IO, 8.50%, 1/25/2031	11	2

Series 2001-7, Class PF, 7.00%, 3/25/2031	24	28

Series 2011-31, Class DB, 3.50%, 4/25/2031	1,555	1,681

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	88	13

Series 2001-30, Class PM, 7.00%, 7/25/2031	75	90

Series 2001-36, Class DE, 7.00%, 8/25/2031	80	95

Series 2001-49, Class Z, 6.50%, 9/25/2031	21	25

Series 2001-44, Class MY, 7.00%, 9/25/2031	201	241

Series 2001-44, Class PD, 7.00%, 9/25/2031	28	34

Series 2001-44, Class PU, 7.00%, 9/25/2031	26	31

Series 2001-52, Class KB, 6.50%, 10/25/2031	27	31

Series 2003-52, Class SX, HB, IF, 22.60%, 10/25/2031 (h)	44	64

Series 2001-61, Class Z, 7.00%, 11/25/2031	289	347

Series 2001-72, Class SX, IF, 17.19%, 12/25/2031 (h)	7	10

Series 2002-1, Class SA, HB, IF, 24.81%, 2/25/2032 (h)	12	18

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	240	8

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	3	4

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-21, Class LO, PO, 4/25/2032	8	8

Series 2002-21, Class PE, 6.50%, 4/25/2032	74	87

Series 2002-28, Class PK, 6.50%, 5/25/2032	192	225

Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,273

Series 2002-37, Class Z, 6.50%, 6/25/2032	51	58

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	208	31

Series 2002-48, Class GH, 6.50%, 8/25/2032	298	353

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	34	40

Series 2004-59, Class BG, PO, 12/25/2032	93	87

Series 2002-77, Class S, IF, 14.27%, 12/25/2032 (h)	41	51

Series 2003-22, Class UD, 4.00%, 4/25/2033	866	961

Series 2003-35, Class UC, 3.75%, 5/25/2033	9	10

Series 2003-42, Class GB, 4.00%, 5/25/2033	61	68

Series 2003-34, Class AX, 6.00%, 5/25/2033	169	198

Series 2003-34, Class ED, 6.00%, 5/25/2033	777	906

Series 2003-39, IO, 6.00%, 5/25/2033 (h)	35	6

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	287	59

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	515	54

Series 2003-47, Class PE, 5.75%, 6/25/2033	133	151

Series 2004-4, Class QI, IF, IO, 6.98%, 6/25/2033 (h)	145	6

Series 2004-4, Class QM, IF, 13.96%, 6/25/2033 (h)	14	15

Series 2003-64, Class SX, IF, 13.44%, 7/25/2033 (h)	39	50

Series 2003-132, Class OA, PO, 8/25/2033	18	17

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	276	47

Series 2003-71, Class DS, IF, 7.30%, 8/25/2033 (h)	302	340

Series 2003-74, Class SH, IF, 9.96%, 8/25/2033 (h)	61	72

Series 2003-91, Class SD, IF, 12.30%, 9/25/2033 (h)	62	76

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,641

Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,253

Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,343

Series 2003-116, Class SB, IF, IO, 7.48%, 11/25/2033 (h)	398	79

Series 2006-44, Class P, PO, 12/25/2033	678	634

Series 2003-130, Class SX, IF, 11.34%, 1/25/2034 (h)	9	10

Series 2004-25, Class SA, IF, 19.20%, 4/25/2034 (h)	181	261

Series 2004-46, Class SK, IF, 16.18%, 5/25/2034 (h)	347	463

Series 2004-36, Class SA, IF, 19.20%, 5/25/2034 (h)	395	582

Series 2004-46, Class QB, HB, IF, 23.53%, 5/25/2034 (h)	135	204

Series 2004-51, Class SY, IF, 14.00%, 7/25/2034 (h)	70	86

Series 2005-74, Class CS, IF, 19.70%, 5/25/2035 (h)	119	150

Series 2005-56, Class S, IF, IO, 6.59%, 7/25/2035 (h)	388	81

Series 2005-66, Class SG, IF, 17.08%, 7/25/2035 (h)	114	160

Series 2005-68, Class PG, 5.50%, 8/25/2035	350	399

Series 2005-84, Class XM, 5.75%, 10/25/2035	978	1,108

Series 2005-110, Class GL, 5.50%, 12/25/2035	2,771	3,139

Series 2006-46, Class UC, 5.50%, 12/25/2035	275	295

Series 2005-109, Class PC, 6.00%, 12/25/2035	333	374

Series 2006-39, Class WC, 5.50%, 1/25/2036	291	315

Series 2006-16, Class OA, PO, 3/25/2036	132	123

Series 2006-22, Class AO, PO, 4/25/2036	218	203

Series 2006-23, Class KO, PO, 4/25/2036	38	37

Series 2006-44, Class GO, PO, 6/25/2036	286	268

Series 2006-53, Class US, IF, IO, 6.46%, 6/25/2036 (h)	435	84

Series 2006-56, PO, 7/25/2036	231	216

Series 2006-58, PO, 7/25/2036	121	113

Series 2006-58, Class AP, PO, 7/25/2036	257	237

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-65, Class QO, PO, 7/25/2036	192	181

Series 2006-56, Class FC, 0.41%, 7/25/2036 (h)	420	421

Series 2006-58, Class FL, 0.58%, 7/25/2036 (h)	30	31

Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,727	5,433

Series 2006-72, Class TO, PO, 8/25/2036	37	34

Series 2006-79, Class DO, PO, 8/25/2036	152	147

Series 2007-7, Class SG, IF, IO, 6.38%, 8/25/2036 (h)	785	233

Series 2006-77, Class PC, 6.50%, 8/25/2036	513	594

Series 2006-90, Class AO, PO, 9/25/2036	109	103

Series 2008-42, Class AO, PO, 9/25/2036	59	54

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	773	161

Series 2006-109, PO, 11/25/2036	58	53

Series 2006-110, PO, 11/25/2036	366	341

Series 2006-111, Class EO, PO, 11/25/2036	40	37

Series 2006-124, Class HB, 2.24%, 11/25/2036 (h)	520	530

Series 2006-119, PO, 12/25/2036	42	40

Series 2006-118, Class A2, 0.19%, 12/25/2036 (h)	190	189

Series 2009-70, Class CO, PO, 1/25/2037	311	289

Series 2006-128, Class BP, 5.50%, 1/25/2037	103	113

Series 2007-77, Class FG, 0.62%, 3/25/2037 (h)	56	57

Series 2007-16, Class FC, 0.87%, 3/25/2037 (h)	72	75

Series 2007-14, Class ES, IF, IO, 6.32%, 3/25/2037 (h)	547	101

Series 2007-42, Class AO, PO, 5/25/2037	24	22

Series 2007-48, PO, 5/25/2037	88	85

Series 2007-60, Class AX, IF, IO, 7.03%, 7/25/2037 (h)	1,520	386

Series 2007-81, Class GE, 6.00%, 8/25/2037	178	205

Series 2007-88, Class VI, IF, IO, 6.42%, 9/25/2037 (h)	990	215

Series 2007-91, Class ES, IF, IO, 6.34%, 10/25/2037 (h)	738	158

Series 2007-116, Class HI, IO, 1.45%, 1/25/2038 (h)	439	19

Series 2008-1, Class BI, IF, IO, 5.79%, 2/25/2038 (h)	243	47

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-16, Class IS, IF, IO, 6.08%, 3/25/2038 (h)	90	15

Series 2008-10, Class XI, IF, IO, 6.11%, 3/25/2038 (h)	226	43

Series 2008-27, Class SN, IF, IO, 6.78%, 4/25/2038 (h)	129	23

Series 2008-44, PO, 5/25/2038	7	7

Series 2008-53, Class CI, IF, IO, 7.08%, 7/25/2038 (h)	181	33

Series 2008-80, Class SA, IF, IO, 5.73%, 9/25/2038 (h)	438	81

Series 2008-81, Class SB, IF, IO, 5.73%, 9/25/2038 (h)	419	70

Series 2009-6, Class GS, IF, IO, 6.43%, 2/25/2039 (h)	382	86

Series 2009-62, Class HJ, 6.00%, 5/25/2039	89	94

Series 2009-60, Class HT, 6.00%, 8/25/2039	318	373

Series 2009-103, Class MB, 2.92%, 12/25/2039 (h)	156	162

Series 2009-99, Class SC, IF, IO, 6.06%, 12/25/2039 (h)	91	14

Series 2010-49, Class SC, IF, 12.42%, 3/25/2040 (h)	298	378

Series 2010-64, Class DM, 5.00%, 6/25/2040	147	166

Series 2010-71, Class HJ, 5.50%, 7/25/2040	240	278

Series 2010-147, Class SA, IF, IO, 6.41%, 1/25/2041 (h)	1,017	241

Series 2011-30, Class LS, IO, 2.44%, 4/25/2041 (h)	444	31

Series 2011-75, Class FA, 0.67%, 8/25/2041 (h)	134	135

Series 2011-118, Class MT, 7.00%, 11/25/2041	334	405

Series 2011-130, Class CA, 6.00%, 12/25/2041	596	698

Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000	2,075

Series 2013-92, PO, 9/25/2043	929	858

Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,821

Series 2013-101, Class DO, PO, 10/25/2043	1,487	1,296

Series 2013-128, PO, 12/25/2043	1,768	1,570

Series 2011-2, Class WA, 5.86%, 2/25/2051 (h)	216	247

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 38.47%, 7/25/2037 (h)	10	17

Series 2003-W4, Class 2A, 5.74%, 10/25/2042 (h)	44	51

Series 2003-W1, Class 1A1, 5.15%, 12/25/2042 (h)	390	426

Series 2003-W1, Class 2A, 5.64%, 12/25/2042 (h)	161	179

Series 2009-W1, Class A, 6.00%, 12/25/2049	487	562

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 0.34%, 6/27/2036 (h)	276	272

Series 2007-54, Class FA, 0.52%, 6/25/2037 (h)	194	196

Series 2007-106, Class A7, 6.25%, 10/25/2037 (h)	114	132

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	1	—	(j)

Series 265, Class 2, 9.00%, 3/25/2024	1	2

Series 329, Class 1, PO, 1/25/2033	34	32

Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	50	7

Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	164	21

Series 355, Class 11, IO, 6.00%, 7/25/2034	140	25

Series 365, Class 8, IO, 5.50%, 5/25/2036	209	42

Series 374, Class 5, IO, 5.50%, 8/25/2036	111	20

Series 393, Class 6, IO, 5.50%, 4/25/2037	41	6

Series 383, Class 32, IO, 6.00%, 1/25/2038	53	12

Series 383, Class 33, IO, 6.00%, 1/25/2038	137	26

Freedom Series 2021-SAVF 1, 0.00%, 6/25/2021 ‡	4,400	4,400

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.48%, 6/19/2035 (h)	581	566

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	225	225

Series 2001-35, Class SA, IF, IO, 8.14%, 8/16/2031 (h)	74	—	(j)

Series 2002-52, Class GH, 6.50%, 7/20/2032	327	327

Series 2002-75, Class PB, 6.00%, 11/20/2032	645	655

Series 2003-58, Class BE, 6.50%, 1/20/2033	470	509

Series 2003-12, Class SP, IF, IO, 7.59%, 2/20/2033 (h)	109	13

Series 2003-24, PO, 3/16/2033	21	21

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-40, Class TJ, 6.50%, 3/20/2033	566	617

Series 2003-46, Class TC, 6.50%, 3/20/2033	268	295

Series 2003-46, Class MG, 6.50%, 5/20/2033	354	399

Series 2003-52, Class AP, PO, 6/16/2033	101	96

Series 2003-90, PO, 10/20/2033	29	28

Series 2003-112, Class SA, IF, IO, 6.44%, 12/16/2033 (h)	363	41

Series 2004-28, Class S, IF, 19.37%, 4/16/2034 (h)	167	241

Series 2004-73, Class AE, IF, 14.63%, 8/17/2034 (h)	10	10

Series 2004-90, Class SI, IF, IO, 5.99%, 10/20/2034 (h)	507	82

Series 2005-68, Class DP, IF, 16.17%, 6/17/2035 (h)	56	71

Series 2010-14, Class CO, PO, 8/20/2035	176	164

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	802	127

Series 2005-68, Class KI, IF, IO, 6.19%, 9/20/2035 (h)	1,144	240

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	164	26

Series 2006-16, Class OP, PO, 3/20/2036	75	70

Series 2006-38, Class SW, IF, IO, 6.39%, 6/20/2036 (h)	101	6

Series 2006-38, Class ZK, 6.50%, 8/20/2036	891	1,009

Series 2006-59, Class SD, IF, IO, 6.59%, 10/20/2036 (h)	237	36

Series 2006-65, Class SA, IF, IO, 6.69%, 11/20/2036 (h)	403	53

Series 2011-22, Class WA, 5.84%, 2/20/2037 (h)	382	440

Series 2007-57, PO, 3/20/2037	118	114

Series 2007-17, Class JO, PO, 4/16/2037	72	65

Series 2007-17, Class JI, IF, IO, 6.70%, 4/16/2037 (h)	673	149

Series 2007-19, Class SD, IF, IO, 6.09%, 4/20/2037 (h)	365	37

Series 2007-28, Class BO, PO, 5/20/2037	77	71

Series 2007-26, Class SC, IF, IO, 6.09%, 5/20/2037 (h)	305	51

Series 2007-27, Class SA, IF, IO, 6.09%, 5/20/2037 (h)	311	45

Series 2007-36, Class SE, IF, IO, 6.36%, 6/16/2037 (h)	192	25

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,893

Series 2007-40, Class SB, IF, IO, 6.64%, 7/20/2037 (h)	633	126

Series 2007-42, Class SB, IF, IO, 6.64%, 7/20/2037 (h)	379	63

Series 2007-50, Class AI, IF, IO, 6.66%, 8/20/2037 (h)	226	12

Series 2007-53, Class SW, IF, 19.87%, 9/20/2037 (h)	32	43

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	76	4

Series 2009-79, Class OK, PO, 11/16/2037	108	102

Series 2007-73, Class MI, IF, IO, 5.89%, 11/20/2037 (h)	212	27

Series 2007-76, Class SA, IF, IO, 6.42%, 11/20/2037 (h)	417	57

Series 2007-72, Class US, IF, IO, 6.44%, 11/20/2037 (h)	203	27

Series 2007-79, Class SY, IF, IO, 6.44%, 12/20/2037 (h)	189	28

Series 2008-2, Class NS, IF, IO, 6.43%, 1/16/2038 (h)	366	51

Series 2008-2, Class MS, IF, IO, 7.05%, 1/16/2038 (h)	110	21

Series 2008-10, Class S, IF, IO, 5.72%, 2/20/2038 (h)	223	30

Series 2008-36, Class SH, IF, IO, 6.19%, 4/20/2038 (h)	314	1

Series 2008-40, Class SA, IF, IO, 6.29%, 5/16/2038 (h)	1,936	358

Series 2008-55, Class SA, IF, IO, 6.09%, 6/20/2038 (h)	170	29

Series 2008-71, Class SC, IF, IO, 5.89%, 8/20/2038 (h)	83	12

Series 2009-25, Class SE, IF, IO, 7.49%, 9/20/2038 (h)	150	24

Series 2008-93, Class AS, IF, IO, 5.59%, 12/20/2038 (h)	219	29

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	72	3

Series 2009-6, Class SA, IF, IO, 5.99%, 2/16/2039 (h)	223	25

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	495	75

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	210	38

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	205	46

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-22, Class SA, IF, IO, 6.16%, 4/20/2039 (h)	468		75

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	108		15

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	114		21

Series 2009-43, Class SA, IF, IO, 5.84%, 6/20/2039 (h)	203		28

Series 2009-72, Class SM, IF, IO, 6.14%, 8/16/2039 (h)	465		74

Series 2010-31, Class NO, PO, 3/20/2040	822		764

Series 2013-75, Class WA, 5.14%, 6/20/2040 (h)	986		1,125

Series 2010-130, Class CP, 7.00%, 10/16/2040	128		154

Series 2010-157, Class OP, PO, 12/20/2040	865		793

Series 2011-75, Class SM, IF, IO, 6.49%, 5/20/2041 (h)	620		94

Series 2014-188, Class W, 4.59%, 10/20/2041 (h)	432		481

Series 2012-141, Class WC, 3.68%, 1/20/2042 (h)	264		288

Series 2013-54, Class WA, 4.85%, 11/20/2042 (h)	1,529		1,737

Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	693		765

Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300		1,503

Series 2018-160, Class PA, 3.50%, 7/20/2046	3,964		4,121

Series 2012-H24, Class FG, 0.57%, 4/20/2060 (h)	10		10

Series 2013-H03, Class FA, 0.44%, 8/20/2060 (h)	1		1

Series 2012-H21, Class CF, 0.84%, 5/20/2061 (h)	15		15

Series 2013-H05, Class FB, 0.54%, 2/20/2062 (h)	86		86

Series 2012-H15, Class FA, 0.59%, 5/20/2062 (h)	—	(j)	—	(j)

Series 2012-H26, Class MA, 0.69%, 7/20/2062 (h)	3		3

Series 2012-H28, Class FA, 0.72%, 9/20/2062 (h)	9		9

Series 2012-H29, Class FA, 0.66%, 10/20/2062 (h)	746		747

Series 2012-H31, Class FD, 0.48%, 12/20/2062 (h)	963		962

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H01, Class FA, 1.65%, 1/20/2063	105	105

Series 2013-H08, Class FC, 0.59%, 2/20/2063 (h)	856	856

Series 2013-H04, Class BA, 1.65%, 2/20/2063	59	59

Series 2013-H07, Class HA, 0.55%, 3/20/2063 (h)	892	893

Series 2013-H09, Class HA, 1.65%, 4/20/2063	132	132

Series 2013-H18, Class JA, 0.74%, 8/20/2063 (h)	1,557	1,564

Series 2014-H01, Class FD, 0.79%, 1/20/2064 (h)	1,103	1,109

Series 2014-H09, Class TA, 0.75%, 4/20/2064 (h)	1,165	1,170

Series 2015-H15, Class FD, 0.58%, 6/20/2065 (h)	1,450	1,451

Series 2015-H15, Class FJ, 0.58%, 6/20/2065 (h)	3,249	3,253

Series 2015-H16, Class FG, 0.58%, 7/20/2065 (h)	2,111	2,114

Series 2015-H23, Class FB, 0.66%, 9/20/2065 (h)	2,161	2,170

Series 2015-H32, Class FH, 0.80%, 12/20/2065 (h)	1,621	1,636

Series 2017-H08, Class XI, IO, 2.12%, 3/20/2067 (h)	7,579	744

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (h)	394	396

Series 2005-RP3, Class 1AF, 0.47%, 9/25/2035 (a) (h)	669	561

Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035 ‡ (a) (h)	505	59

Series 2006-RP2, Class 1AS2, IF, IO, 5.93%, 4/25/2036 ‡ (a) (h)	2,062	310

GSR Mortgage Loan Trust

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	169	183

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	84	86

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	223	234

Series 2005-4F, Class AP, PO, 5/25/2035 ‡	4	4

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	419	436

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	984	714

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Headlands Residential LLC Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (f)	4,600	4,628

Impac CMB Trust

Series 2004-7, Class 1A1, 0.86%, 11/25/2034 (h)	684	700

Series 2005-4, Class 2A1, 0.72%, 5/25/2035 (h)	103	103

Impac Secured Assets Trust

Series 2006-1, Class 2A1, 0.47%, 5/25/2036 (h)	182	183

Series 2006-2, Class 2A1, 0.47%, 8/25/2036 (h)	38	38

JPMorgan Mortgage Trust

Series 2006-A2, Class 5A3, 2.54%, 11/25/2033 (h)	259	271

Series 2006-A3, Class 6A1, 3.02%, 8/25/2034 (h)	56	56

Series 2006-A2, Class 4A1, 3.06%, 8/25/2034 (h)	201	211

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.97%, 4/25/2036 (h)	221	187

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	527	300

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 3.00%, 4/21/2034 (h)	119	121

Series 2004-4, Class 2A1, 2.92%, 5/25/2034 (h)	32	31

Series 2004-13, Class 3A7, 3.18%, 11/21/2034 (h)	286	298

Series 2004-15, Class 3A1, 3.14%, 12/25/2034 (h)	150	144

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	4	4

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2	3

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	141	143

Series 2003-3, Class 1A1, 6.50%, 5/25/2033	106	110

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	229	238

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	179	183

Series 2004-6, Class 30, PO, 7/25/2034 ‡	156	131

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	270	284

Series 2004-7, Class 30, PO, 8/25/2034 ‡	80	68

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

MASTR Asset Securitization Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(j)	—	(j)

Series 2003-12, Class 30, PO, 12/25/2033 ‡	11		10

Series 2004-1, Class 30, PO, 2/25/2034 ‡	9		8

MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.47%, 5/25/2035 (a) (h)	1,396		765

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	91		76

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.74%, 10/25/2028 (h)	64		65

Series 2003-F, Class A1, 0.76%, 10/25/2028 (h)	543		546

Series 2004-A, Class A1, 0.58%, 4/25/2029 (h)	110		110

Series 2004-1, Class 2A1, 2.25%, 12/25/2034 (h)	168		171

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (h)	219		217

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		35

Series 2003-A1, Class A1, 5.50%, 5/25/2033	10		11

Series 2003-A1, Class A2, 6.00%, 5/25/2033	57		58

P-stla 7.25%, 10/11/2026 ‡	2,600		2,600

PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (h)	4,150		4,148

RALI Trust

Series 2002-QS16, Class A3, IF, 16.38%, 10/25/2017 (h)	—	(j)	—	(j)

Series 2003-QS9, Class A3, IF, IO, 7.43%, 5/25/2018 ‡ (h)	3		—	(j)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(j)	—

Series 2003-QS12, Class A2A, IF, IO, 7.48%, 6/25/2018 ‡ (h)	—	(j)	—	(j)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	6		6

Series 2004-QA6, Class NB2, 3.01%, 12/26/2034 (h)	531		477

RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.33%, 11/25/2033 (a) (h)	73		73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Residential Asset Securitization Trust

Series 2005-A2, Class A4, IF, IO, 4.93%, 3/25/2035 ‡ (h)	1,090		190

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	245		247

RFMSI Trust

Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(j)	—	(j)

Series 2005-SA4, Class 1A1, 2.95%, 9/25/2035 (h)	101		91

RMIP 5.60%, 8/25/2021 ‡	1,696		1,665

SART

4.75%, 7/15/2024	2,259		2,286

4.76%, 6/15/2025	2,354		2,401

Seasoned Credit Risk Transfer Trust

Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	3,667		4,010

Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	1,725		1,939

Structured Asset Mortgage INVESTMENTS II Trust Series 2004-AR5, Class 1A1, 0.77%, 10/19/2034 (h)	244		239

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 0.76%, 9/25/2043 (h)	109		111

Series 2004-4, Class 3A, 1.87%, 12/25/2044 (h)	237		244

Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (f)	2,795		2,833

Vendee Mortgage Trust

Series 1994-1, Class 1, 5.22%, 2/15/2024 (h)	82		86

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	112		119

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	183		206

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	139		156

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	280		318

Series 1998-1, Class 2E, 7.00%, 3/15/2028	344		385

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	669		747

Series 2003-2, Class Z, 5.00%, 5/15/2033	2,993		3,397

vMobo, Inc. 7.50%, 5/31/2024	3,131		3,131

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 3/27/2051 (a) (f)	7,155		7,151

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	5,120		5,118

WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	487		504

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 2.92%, 8/25/2033 (h)	36	37

Series 2003-AR9, Class 2A, 2.78%, 9/25/2033 (h)	69	68

Series 2003-AR9, Class 1A6, 2.79%, 9/25/2033 (h)	608	614

Series 2003-S9, Class P, PO, 10/25/2033 ‡	19	16

Series 2003-S9, Class A8, 5.25%, 10/25/2033	278	287

Series 2004-AR3, Class A1, 3.62%, 6/25/2034 (h)	44	46

Series 2004-AR3, Class A2, 3.62%, 6/25/2034 (h)	37	38

Series 2006-AR10, Class 2P, 3.06%, 9/25/2036 ‡ (h)	60	49

Series 2006-AR12, Class 2P, 2.63%, 10/25/2036 ‡ (h)	61	60

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-2, Class 2A3, IF, IO, 4.88%, 4/25/2035 ‡ (h)	700	100

Series 2005-2, Class 1A4, IF, IO, 4.93%, 4/25/2035 ‡ (h)	2,915	383

Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	841	144

Series 2005-4, Class CB7, 5.50%, 6/25/2035	930	887

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	779	137

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	168	167

Series 2005-6, Class 2A9, 5.50%, 8/25/2035	1,077	1,067

Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	178	178

Total Collateralized Mortgage Obligations (Cost $251,078)		268,217

Asset-Backed Securities — 9.2%

Academic Loan Funding Trust Series 2013-1A, Class A, 0.92%, 12/26/2044 (a) (h)	823	821

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	934	941

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	560	550

Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	211	213

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	428	418

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	606	557

American Airlines Pass-Through Trust

Series 2016-3, Class AA, 3.00%, 10/15/2028	336	333

Series 2017-1, Class AA, 3.65%, 2/15/2029	455	460

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	3,795	4,097

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,275	1,388

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	3,565	3,827

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	2,000	2,179

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	850	936

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	2,663	2,859

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	500	539

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	2,380	2,645

American Tower Trust #1 3.07%, 3/15/2023 (a)	750	759

AMSR Trust

Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	3,500	3,578

Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	4,000	4,016

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	539	558

Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	864	857

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	686	679

Business Jet Securities LLC

Series 2018-2, Class B, 5.44%, 6/15/2033 (a)	1,477	1,502

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	1,425	1,451

Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	2,961	2,966

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	1,273	1,296

Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,825	4,952

Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	804	819

Carvana Auto Receivables Trust

Series 2019-4A, Class A3, 2.30%, 9/15/2023 (a)	1,125	1,134

Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	4,675	4,810

Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	5,240	5,397

Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (f)	374	393

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,139

Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	259	266

Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	2,070	2,092

CoreVest American Finance Trust

Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	2,000	2,160

Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (a)	2,855	2,743

CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	2,964	3,065

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	2,097	2,147

Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	7,280	7,262

Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (a)	3,224	3,295

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.02%, 10/25/2034 (h)	71	69

DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a) (i)	2,700	2,700

Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	251	256

Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	3,426	3,546

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	866	874

Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	2,007	2,034

Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	1,302	1,312

Series 2019-4, Class C, 2.51%, 11/17/2025	1,960	2,003

Exeter Automobile Receivables Trust

Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	2,170	2,211

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	3,540	3,676

FirstKey Homes Trust Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	3,000	3,066

Flagship Credit Auto Trust Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	1,145	1,148

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,850	5,275

Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	899	931

FREED ABS Trust Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	486	488

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	60	54

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	180	182

Goodgreen Series 2019-2A, Class A, 2.76%, 10/15/2054 (a)	2,148	2,198

Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	456	476

HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	615	584

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,393	1,447

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	601	615

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	1,383	1,468

Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	141	145

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.52%, 3/25/2036 ‡ (h)	22	22

KGS-Alpha SBA COOF Trust

Series 2012-2, Class A, IO, 0.76%, 8/25/2038 ‡ (a) (h)	2,470	51

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-2, Class A, IO, 1.79%, 3/25/2039 ‡ (a) (h)	2,421	97

Series 2015-2, Class A, IO, 3.18%, 7/25/2041 ‡ (a) (h)	850	98

Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (a)	3,319	3,432

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	2,680	2,703

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	984	993

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	567	605

MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	3,316	3,390

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (f)	316	325

NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	1,964	1,973

OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	1,863	1,897

Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (a)	5,756	5,845

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	3,010	3,090

Pretium Mortgage Credit Partners I LLC Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (a) (f)	3,354	3,358

Progress Residential Trust

Series 2020-SFR3, Class C, 1.70%, 10/17/2027 ‡ (a)	3,250	3,242

Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	5,000	5,111

Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	72	72

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (f)	287	112

Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	587	608

Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (a)	3,955	4,050

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.08%, 1/25/2036 ‡ (f)	180	182

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (a)	1,840	1,868

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	334	334

Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	89	90

Synchrony Card Funding LLC

Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,814

Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,132

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,645

Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	3,351	3,355

United Airlines Pass-Through Trust

Series 2016-2, Class B, 3.65%, 10/7/2025	1,115	1,093

Series 2018-1, Class B, 4.60%, 3/1/2026	176	179

Series 2016-1, Class A, 3.45%, 7/7/2028	640	642

Series 2016-2, Class A, 3.10%, 10/7/2028	1,123	1,110

Series 2018-1, Class AA, 3.50%, 3/1/2030	966	985

Series 2018-1, Class A, 3.70%, 3/1/2030	857	873

Series 2019-1, Class AA, 4.15%, 8/25/2031	944	987

Series 2019-1, Class A, 4.55%, 8/25/2031	843	863

Series 2019-2, Class AA, 2.70%, 5/1/2032	1,295	1,285

Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	2,847	2,876

Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (f)	1,933	1,940

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	1,409	1,426

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (f)	1,728	1,735

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (f)	1,992	1,999

Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	351	352

Westlake Automobile Receivables Trust Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	2,500	2,594

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,306

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	2,958	2,993

Total Asset-Backed Securities (Cost $200,499)		204,589

Commercial Mortgage-Backed Securities — 3.4%

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	560	582

Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (a) (h)	1,300	1,353

BAMLL Re-REMIC Trust Series 2016-FR16, Class A, 0.49%, 5/27/2021 (a) (h)	2,600	2,595

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	483	479

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	4,400	4,619

Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 ‡ (a) (h)	13	—	(j)

COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 0.40%, 8/15/2048 ‡ (h)	88	—	(j)

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	3,500	3,748

Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (h)	1,060	1,088

Series 2012-CR2, Class XA, IO, 1.62%, 8/15/2045 ‡ (h)	2,286	36

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ09, Class A2, 2.84%, 9/25/2022	1,146	1,178

Series KS01, Class A2, 2.52%, 1/25/2023	885	907

Series KPLB, Class A, 2.77%, 5/25/2025	353	376

Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,919

Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,769

Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,487

Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,973

FNMA ACES

Series 2014-M3, Class A2, 3.49%, 1/25/2024 (h)	1,502	1,611

Series 2017-M3, Class A2, 2.48%, 12/25/2026 (h)	1,181	1,258

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,528	9,317

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	4,199

Series 2018-M8, Class A2, 3.32%, 6/25/2028 (h)	2,580	2,920

Series 2018-M10, Class A2, 3.37%, 7/25/2028 (h)	3,335	3,770

Series 2017-M5, Class A2, 3.16%, 4/25/2029 (h)	3,376	3,817

Series 2020-M50, Class A1, 0.67%, 10/25/2030	3,902	3,833

Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,305

Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (h)	22,482	2,624

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	912	904

Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (h)	4,017	576

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	998	1,120

LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.81%, 11/15/2038 ‡ (a) (h)	1,384	—	(j)

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.54%, 12/12/2049 ‡ (a) (h)	21	—	(j)

Morgan Stanley Capital I Trust

Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (h)	321	—	(j)

Series 2007-HQ11, Class X, IO, 0.36%, 2/12/2044 ‡ (a) (h)	233	—	(j)

MRCD MARK Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	2,050	2,146

Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	2,685	2,703

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	664	682

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,236	2,256

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	893

Series 2012-C2, Class XA, IO, 1.29%, 5/10/2063 ‡ (a) (h)	6,790	92

VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	1,398	1,447

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	277	277

Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (a) (h)	400	390

Series 2012-C6, Class A4, 3.44%, 4/15/2045	749	756

Total Commercial Mortgage-Backed Securities (Cost $71,507)		76,005

U.S. Government Agency Securities — 0.7%

Tennessee Valley Authority

5.88%, 4/1/2036	6,839	10,127

4.63%, 9/15/2060	304	437

Tennessee Valley Authority STRIPS

DN, 3.83%, 11/1/2025 (g)	5,000	4,813

DN, 5.07%, 6/15/2035 (g)	800	579

Total U.S. Government Agency Securities (Cost $13,877)		15,956

Foreign Government Securities — 0.6%

Kingdom of Saudi Arabia (Saudi Arabia)

2.25%, 2/2/2033 (a)	622	594

3.45%, 2/2/2061 (a)	550	511

Province of Quebec (Canada) 7.36%, 3/6/2026 (f)	377	487

Republic of Chile (Chile) 2.55%, 1/27/2032	497	503

Republic of Colombia (Colombia)

4.00%, 2/26/2024	922	980

4.50%, 1/28/2026	581	641

7.38%, 9/18/2037	200	265

5.63%, 2/26/2044	200	230

5.00%, 6/15/2045	515	554

4.13%, 5/15/2051	295	283

Republic of Panama (Panama) 4.50%, 4/16/2050	325	361

Republic of Peru (Peru) 5.63%, 11/18/2050	88	120

Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	712

United Mexican States (Mexico)

3.60%, 1/30/2025	788	864

4.13%, 1/21/2026	316	353

3.75%, 1/11/2028	1,216	1,315

2.66%, 5/24/2031	1,075	1,025

4.60%, 1/23/2046	2,113	2,172

3.77%, 5/24/2061	772	676

Total Foreign Government Securities (Cost $12,349)		12,646

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.5% (l)

California — 0.0% (b)

City of Los Angeles Department of Airports, International Airport Series 2009C, Rev., 6.58%, 5/15/2039	440	588

State of California, Various Purpose GO, 7.30%, 10/1/2039	350	552

Total California		1,140

New York — 0.3%

New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	487

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	1,825	2,536

Series 165, Rev., 5.65%, 11/1/2040	440	611

Series 174, Rev., 4.46%, 10/1/2062	2,060	2,642

Total New York		6,276

Ohio — 0.2%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,101

Ohio State University (The), General Receipts

Series 2016A, Rev., 4.05%, 12/1/2056	325	398

Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,068

Rev., 5.59%, 12/1/2114	200	266

Total Ohio		4,833

Total Municipal Bonds (Cost $9,153)		12,249

	SHARES (000)
Short-Term Investments — 4.9%

Investment Companies — 4.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (m) (n) (Cost $108,285)	108,241	108,295

Total Investments — 104.1% (Cost $2,222,298)		2,312,227
Liabilities in Excess of Other Assets — (4.1)%		(91,541)

NET ASSETS — 100.0%		2,220,686

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2021.
CMBS	Commercial Mortgage-Backed Security
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(g)	The rate shown is the effective yield as of February 28, 2021.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Amount rounds to less than one thousand.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of February 28, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.7%

Aerospace & Defense — 1.1%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	43	45

Boeing Co. (The)

1.43%, 2/4/2024	70	70

4.88%, 5/1/2025	54	61

2.20%, 2/4/2026	86	86

3.10%, 5/1/2026	250	263

L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	80

Leidos, Inc. 2.30%, 2/15/2031 (a)	40	39

Lockheed Martin Corp. 3.10%, 1/15/2023	174	182

Northrop Grumman Corp. 2.93%, 1/15/2025	150	160

Raytheon Technologies Corp. 4.13%, 11/16/2028	100	115

Textron, Inc. 3.00%, 6/1/2030	100	104

		1,205

Automobiles — 0.4%

Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (a)	150	156

General Motors Co. 6.13%, 10/1/2025	50	59

Hyundai Capital America 2.85%, 11/1/2022 (a)	200	206

		421

Banks — 4.6%

Bank of America Corp.

3.30%, 1/11/2023	90	95

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	42	45

Series L, 3.95%, 4/21/2025	154	171

(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	60	60

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	400	441

Bank of Montreal (Canada) 2.35%, 9/11/2022	200	206

Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	150	154

Barclays plc (United Kingdom) 3.68%, 1/10/2023	100	103

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	161

Citigroup, Inc.

4.40%, 6/10/2025	115	129

4.45%, 9/29/2027	150	173

(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	350	362

Citizens Financial Group, Inc. 2.64%, 9/30/2032 (a)	50	50

Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (a)	201	229

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	118	122

Discover Bank 3.35%, 2/6/2023	250	263

Fifth Third Bancorp 2.38%, 1/28/2025	64	67

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (b)	200	211

(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200	200

Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	279

Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	234

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	200	221

US Bancorp Series X, 3.15%, 4/27/2027	68	75

Wells Fargo & Co.

3.00%, 2/19/2025	99	106

4.10%, 6/3/2026	21	24

4.30%, 7/22/2027	30	35

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	250	277

Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	309

		4,802

Beverages — 0.5%

Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	265	313

Constellation Brands, Inc. 2.88%, 5/1/2030	11	12

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	75	85

4.60%, 5/25/2028	50	59

PepsiCo, Inc. 1.63%, 5/1/2030	33	32

		501

Biotechnology — 0.5%

AbbVie, Inc.

3.45%, 3/15/2022	69	71

4.25%, 11/14/2028	100	116

Amgen, Inc. 2.20%, 2/21/2027	43	45

Baxalta, Inc. 3.60%, 6/23/2022	23	24

Biogen, Inc.

3.63%, 9/15/2022	30	31

2.25%, 5/1/2030	40	40

Gilead Sciences, Inc.

3.70%, 4/1/2024	36	39

3.50%, 2/1/2025	25	27

3.65%, 3/1/2026	57	63

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Biotechnology — continued

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	27

		483

Building Products — 0.0% (c)

Johnson Controls International plc 3.75%, 12/1/2021	3	3

Capital Markets — 1.6%

Blackstone Secured Lending Fund 3.65%, 7/14/2023 (a)	55	58

Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	56

Charles Schwab Corp. (The)

3.23%, 9/1/2022	40	42

3.20%, 1/25/2028	200	221

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	249	280

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	80	92

Invesco Finance plc

4.00%, 1/30/2024	71	78

3.75%, 1/15/2026	125	139

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (a)	100	112

Morgan Stanley

5.50%, 7/28/2021	100	102

3.70%, 10/23/2024	83	92

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	250	279

(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	90	86

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	17	18

		1,655

Chemicals — 0.4%

Ecolab, Inc. 3.25%, 12/1/2027	43	48

International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	9	10

LYB International Finance III LLC 2.25%, 10/1/2030	75	75

Mosaic Co. (The) 3.25%, 11/15/2022	21	22

Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	49

Nutrition & Biosciences, Inc. 1.83%, 10/15/2027 (a)	40	40

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

Sherwin-Williams Co. (The)

3.30%, 2/1/2025	110	118

3.45%, 6/1/2027	51	56

		418

Commercial Services & Supplies — 0.2%

Republic Services, Inc. 3.38%, 11/15/2027	200	223

Construction & Engineering — 0.0% (c)

Quanta Services, Inc. 2.90%, 10/1/2030	21	22

Construction Materials — 0.1%

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	87

Consumer Finance — 1.3%

AerCap Ireland Capital DAC (Ireland)

3.50%, 5/26/2022	150	154

4.13%, 7/3/2023	200	213

Avolon Holdings Funding Ltd. (Ireland)

5.13%, 10/1/2023 (a)	150	161

3.95%, 7/1/2024 (a)	120	125

4.25%, 4/15/2026 (a)	90	95

Caterpillar Financial Services Corp. 2.85%, 6/1/2022	58	60

General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	195

John Deere Capital Corp. 2.65%, 6/24/2024	100	107

Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (a)	200	209

		1,319

Containers & Packaging — 0.2%

Packaging Corp. of America 3.00%, 12/15/2029	100	107

WRKCo, Inc. 3.00%, 9/15/2024	80	86

		193

Diversified Financial Services — 1.1%

National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	205

ORIX Corp. (Japan) 2.90%, 7/18/2022	81	84

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	500	515

Series KK, 3.55%, 1/15/2024	200	217

Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	100	109

		1,130

Diversified Telecommunication Services — 0.8%

AT&T, Inc. 7.88%, 2/15/2030	350	486

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

Qwest Corp. 6.75%, 12/1/2021	148	154

Verizon Communications, Inc. 4.50%, 8/10/2033	208	248

		888

Electric Utilities — 2.0%

American Electric Power Co., Inc. 2.30%, 3/1/2030	100	100

Baltimore Gas and Electric Co. 2.80%, 8/15/2022	43	44

Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	218

DTE Electric Co. 2.65%, 6/15/2022	20	21

Duke Energy Corp. 3.75%, 4/15/2024	150	163

Duke Energy Progress LLC 2.80%, 5/15/2022	40	41

Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	51	51

Edison International 4.13%, 3/15/2028	150	164

Enel Finance International NV (Italy) 3.63%, 5/25/2027 (a)	200	222

Entergy Mississippi LLC 2.85%, 6/1/2028	186	200

Evergy Metro, Inc. 3.15%, 3/15/2023	47	49

ITC Holdings Corp. 2.95%, 5/14/2030 (a)	39	41

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	100

Niagara Mohawk Power Corp.

3.51%, 10/1/2024 (a)	28	31

1.96%, 6/27/2030 (a)	29	29

NRG Energy, Inc. 2.45%, 12/2/2027 (a)	37	37

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (b)	81	81

4.55%, 7/1/2030	150	168

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	132	137

SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	25

Southern California Edison Co. 1.85%, 2/1/2022	8	8

Southern Co. (The) 3.25%, 7/1/2026	167	182

Virginia Electric and Power Co. 3.45%, 2/15/2024	21	23

		2,135

Electrical Equipment — 0.2%

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	42

Eaton Corp. 3.10%, 9/15/2027	140	154

		196

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	16	17

3.88%, 1/12/2028	100	111

		128

Energy Equipment & Services — 0.2%

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	156

Halliburton Co. 3.80%, 11/15/2025	7	8

Schlumberger Investment SA 2.65%, 6/26/2030	94	98

		262

Entertainment — 0.1%

Walt Disney Co. (The) 7.70%, 10/30/2025	50	65

Equity Real Estate Investment Trusts (REITs) — 1.7%

Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	30	29

American Tower Corp.

3.50%, 1/31/2023	80	85

5.00%, 2/15/2024	38	43

1.50%, 1/31/2028	68	66

AvalonBay Communities, Inc.

3.35%, 5/15/2027	28	31

2.45%, 1/15/2031	100	103

Boston Properties LP 3.20%, 1/15/2025	152	163

Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	54

Crown Castle International Corp. 2.25%, 1/15/2031	72	71

Essex Portfolio LP 1.65%, 1/15/2031	53	50

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	52	56

Healthcare Trust of America Holdings LP

3.10%, 2/15/2030	68	72

2.00%, 3/15/2031	29	28

Healthpeak Properties, Inc. 3.40%, 2/1/2025	38	41

Kimco Realty Corp. 2.70%, 10/1/2030	9	9

Life Storage LP 2.20%, 10/15/2030	25	25

Mid-America Apartments LP 1.70%, 2/15/2031	36	35

Prologis LP 1.25%, 10/15/2030	45	42

Realty Income Corp.

3.88%, 7/15/2024	50	55

3.65%, 1/15/2028	150	167

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	150	161

SITE Centers Corp. 3.63%, 2/1/2025	12	13

UDR, Inc. 2.10%, 8/1/2032	48	47

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

Ventas Realty LP

3.75%, 5/1/2024	44	48

3.50%, 2/1/2025	27	29

4.13%, 1/15/2026	62	70

Welltower, Inc. 4.50%, 1/15/2024	100	110

WP Carey, Inc.

2.40%, 2/1/2031	12	12

2.25%, 4/1/2033	100	97

		1,812

Food & Staples Retailing — 0.4%

7-Eleven, Inc. 1.30%, 2/10/2028 (a)	80	78

Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (a)	100	105

Costco Wholesale Corp. 1.60%, 4/20/2030	95	93

CVS Pass-Through Trust 5.93%, 1/10/2034 (a)	41	48

Kroger Co. (The) 4.00%, 2/1/2024	90	98

		422

Food Products — 0.6%

Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	59

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	51

Campbell Soup Co.

3.95%, 3/15/2025	50	55

2.38%, 4/24/2030	74	75

Kellogg Co. 3.40%, 11/15/2027	95	106

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	104

Mondelez International, Inc. 1.88%, 10/15/2032	125	120

Smithfield Foods, Inc.

5.20%, 4/1/2029 (a)	7	8

3.00%, 10/15/2030 (a)	18	18

Tyson Foods, Inc. 3.95%, 8/15/2024	73	81

		677

Gas Utilities — 0.1%

Atmos Energy Corp. 2.63%, 9/15/2029	42	44

ONE Gas, Inc. 2.00%, 5/15/2030	26	26

		70

Health Care Equipment & Supplies — 0.3%

Becton Dickinson and Co. 1.96%, 2/11/2031	150	147

Boston Scientific Corp.

3.75%, 3/1/2026	31	34

4.00%, 3/1/2029	19	22

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — continued

Zimmer Biomet Holdings, Inc.

3.70%, 3/19/2023	19	20

3.55%, 4/1/2025	50	55

		278

Health Care Providers & Services — 0.5%

Aetna, Inc. 2.80%, 6/15/2023	200	210

Cigna Corp. 3.50%, 6/15/2024	72	78

CommonSpirit Health 2.78%, 10/1/2030	50	52

HCA, Inc. 4.13%, 6/15/2029	150	169

Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	56	55

		564

Hotels, Restaurants & Leisure — 0.2%

McDonald’s Corp. 2.13%, 3/1/2030	58	58

Starbucks Corp. 3.80%, 8/15/2025	150	168

		226

Household Durables — 0.1%

DR Horton, Inc. 1.40%, 10/15/2027	140	139

Industrial Conglomerates — 0.2%

Roper Technologies, Inc.

3.80%, 12/15/2026	15	17

1.40%, 9/15/2027	174	172

Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	34	37

		226

Insurance — 1.5%

American International Group, Inc. 3.75%, 7/10/2025	161	178

Aon plc 3.88%, 12/15/2025	143	160

Assurant, Inc. 4.20%, 9/27/2023	90	98

Athene Global Funding 2.95%, 11/12/2026 (a)	150	160

CNA Financial Corp.

3.95%, 5/15/2024	52	57

4.50%, 3/1/2026	38	43

Guardian Life Global Funding 2.50%, 5/8/2022 (a)	125	128

Lincoln National Corp. 4.20%, 3/15/2022	35	36

Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	50	53

New York Life Global Funding 1.20%, 8/7/2030 (a)	150	141

Principal Financial Group, Inc. 3.10%, 11/15/2026	150	164

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

Protective Life Global Funding 2.62%, 8/22/2022 (a)	200	207

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	193

		1,618

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc. 1.20%, 6/3/2027	105	105

IT Services — 0.2%

Global Payments, Inc. 3.20%, 8/15/2029	50	53

International Business Machines Corp. 3.50%, 5/15/2029	100	111

		164

Leisure Products — 0.1%

Hasbro, Inc. 3.90%, 11/19/2029	75	83

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	100	110

Machinery — 0.1%

Caterpillar, Inc. 2.60%, 6/26/2022	31	32

Otis Worldwide Corp. 2.57%, 2/15/2030	44	45

		77

Media — 0.8%

Charter Communications Operating LLC

4.91%, 7/23/2025	160	183

2.30%, 2/1/2032	150	144

Comcast Corp.

3.00%, 2/1/2024	117	125

3.38%, 2/15/2025	77	84

3.38%, 8/15/2025	80	88

3.95%, 10/15/2025	14	16

3.15%, 3/1/2026	16	17

Cox Communications, Inc. 1.80%, 10/1/2030 (a)	67	64

Fox Corp. 4.71%, 1/25/2029	35	41

ViacomCBS, Inc. 4.00%, 1/15/2026	100	112

		874

Metals & Mining — 0.1%

Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (a)	60	59

Nucor Corp. 4.00%, 8/1/2023	27	29

Steel Dynamics, Inc.

1.65%, 10/15/2027	33	33

3.45%, 4/15/2030	21	23

		144

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multiline Retail — 0.2%

Dollar General Corp. 4.13%, 5/1/2028	150	174

Kohl’s Corp. 9.50%, 5/15/2025	50	65

		239

Multi-Utilities — 0.4%

Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	176

Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	107

Sempra Energy 4.05%, 12/1/2023	48	52

WEC Energy Group, Inc. 3.55%, 6/15/2025	73	80

		415

Oil, Gas & Consumable Fuels — 2.4%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	100	113

BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	166	181

Cameron LNG LLC 2.90%, 7/15/2031 (a)	84	89

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	50	58

5.13%, 6/30/2027	81	94

Chevron Corp.

2.36%, 12/5/2022	40	41

2.00%, 5/11/2027	19	20

Chevron USA, Inc. 3.85%, 1/15/2028	100	114

Cimarex Energy Co. 3.90%, 5/15/2027	60	66

ConocoPhillips

3.75%, 10/1/2027 (a)	60	68

2.40%, 2/15/2031 (a)	14	14

Diamondback Energy, Inc. 3.25%, 12/1/2026	100	106

Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	62

Energy Transfer Operating LP

3.60%, 2/1/2023	28	29

4.90%, 2/1/2024	61	67

4.05%, 3/15/2025	91	99

Enterprise Products Operating LLC 3.90%, 2/15/2024	49	53

Gray Oak Pipeline LLC

2.60%, 10/15/2025 (a)	40	41

3.45%, 10/15/2027 (a)	50	52

Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	52

HollyFrontier Corp.

2.63%, 10/1/2023	12	13

5.88%, 4/1/2026	40	45

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Marathon Petroleum Corp.

4.50%, 5/1/2023	62	67

3.63%, 9/15/2024	67	73

4.70%, 5/1/2025	38	43

MPLX LP

3.38%, 3/15/2023	32	33

4.25%, 12/1/2027	27	31

ONEOK Partners LP

3.38%, 10/1/2022	12	12

5.00%, 9/15/2023	28	31

ONEOK, Inc. 3.40%, 9/1/2029	150	157

Ovintiv Exploration, Inc. 5.38%, 1/1/2026	40	44

Phillips 66 1.30%, 2/15/2026	28	28

Pioneer Natural Resources Co.

1.13%, 1/15/2026	50	50

1.90%, 8/15/2030	72	69

Plains All American Pipeline LP 3.60%, 11/1/2024	100	107

Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	23

TC PipeLines LP 3.90%, 5/25/2027	42	47

TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	172	185

Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	94

		2,571

Pharmaceuticals — 0.7%

AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	73

Bristol-Myers Squibb Co.

3.40%, 7/26/2029	71	79

1.45%, 11/13/2030	100	96

Eli Lilly and Co. 3.38%, 3/15/2029	70	78

Mylan, Inc. 4.55%, 4/15/2028	75	87

Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	197

Zoetis, Inc. 2.00%, 5/15/2030	80	79

		689

Real Estate Management & Development — 0.2%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (a)	200	205

Road & Rail — 0.7%

Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	55	57

CSX Corp. 3.25%, 6/1/2027	162	179

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — continued

ERAC USA Finance LLC 4.50%, 8/16/2021 (a)	27	28

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	67

Norfolk Southern Corp. 2.55%, 11/1/2029	150	157

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	200	216

		704

Semiconductors & Semiconductor Equipment — 0.4%

Broadcom, Inc.

4.75%, 4/15/2029	50	57

4.15%, 11/15/2030	150	166

Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	72	72

QUALCOMM, Inc. 3.25%, 5/20/2027	94	104

		399

Software — 0.1%

Citrix Systems, Inc. 1.25%, 3/1/2026	25	25

Intuit, Inc. 1.65%, 7/15/2030	125	123

		148

Specialty Retail — 0.6%

AutoZone, Inc. 4.00%, 4/15/2030	83	95

Home Depot, Inc. (The) 2.50%, 4/15/2027	88	94

Lowe’s Cos., Inc. 3.65%, 4/5/2029	200	225

O’Reilly Automotive, Inc.

3.55%, 3/15/2026	100	111

3.60%, 9/1/2027	62	69

		594

Technology Hardware, Storage & Peripherals — 0.2%

Apple, Inc. 2.38%, 2/8/2041	100	94

Dell International LLC 5.30%, 10/1/2029 (a)	100	119

		213

Tobacco — 0.4%

Altria Group, Inc. 2.45%, 2/4/2032	84	82

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	215

Philip Morris International, Inc. 3.38%, 8/11/2025	150	164

		461

Trading Companies & Distributors — 0.5%

Air Lease Corp.

3.00%, 9/15/2023	250	262

3.63%, 12/1/2027	100	107

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Trading Companies & Distributors — continued

Aviation Capital Group LLC 3.88%, 5/1/2023 (a)	100	105

		474

Water Utilities — 0.2%

American Water Capital Corp. 3.85%, 3/1/2024	150	163

Wireless Telecommunication Services — 0.2%

T-Mobile USA, Inc.

3.88%, 4/15/2030 (a)	150	165

2.25%, 11/15/2031 (a)	100	96

		261

Total Corporate Bonds (Cost $29,388)		31,261

U.S. Treasury Obligations — 22.1%

U.S. Treasury Bonds 6.13%, 8/15/2029	500	698

U.S. Treasury Notes

1.13%, 2/28/2025	3,000	3,073

0.38%, 9/30/2027	580	555

3.13%, 11/15/2028	1,000	1,142

2.63%, 2/15/2029	1,600	1,771

1.50%, 2/15/2030	3,000	3,046

0.63%, 8/15/2030	2,550	2,381

0.88%, 11/15/2030	80	76

U.S. Treasury STRIPS Bonds

2.97%, 11/15/2022 (d)	1,300	1,297

2.87%, 5/15/2023 (d)	685	682

2.28%, 8/15/2023 (d)	3,890	3,870

2.53%, 2/15/2024 (d)	3,206	3,177

2.32%, 5/15/2024 (d)	200	198

3.08%, 5/15/2025 (d)	200	195

2.46%, 5/15/2026 (d)	200	191

3.71%, 8/15/2026 (d)	47	45

3.87%, 11/15/2026 (d)	300	283

3.06%, 2/15/2027 (d)	100	94

4.17%, 8/15/2027 (d)	100	93

4.21%, 11/15/2027 (d)	140	129

3.23%, 2/15/2028 (d)	53	49

2.61%, 5/15/2028 (d)	10	9

3.44%, 8/15/2028 (d)	200	181

Total U.S. Treasury Obligations (Cost $22,855)		23,235

Collateralized Mortgage Obligations — 17.2%

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	578	585

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	81		76

Banc of America Funding Trust Series 2004-1, PO, 3/25/2034 ‡	10		8

CHL Mortgage Pass-Through Trust

Series 2004-HYB3, Class 2A, 3.01%, 6/20/2034 (e)	8		8

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	18		19

Series 2005-22, Class 2A1, 2.67%, 11/25/2035 (e)	82		79

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	—	(f)	—	(f)

Series 2003-HYB1, Class A, 2.60%, 9/25/2033 (e)	8		9

Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	3		3

FHLMC — GNMA Series 24, Class ZE, 6.25%, 11/25/2023	6		6

FHLMC, REMIC

Series 1144, Class KB, 8.50%, 9/15/2021	—	(f)	—	(f)

Series 1206, Class IA, 7.00%, 3/15/2022	—	(f)	—	(f)

Series 1250, Class J, 7.00%, 5/15/2022	—	(f)	—	(f)

Series 1343, Class LA, 8.00%, 8/15/2022	1		1

Series 2512, Class PG, 5.50%, 10/15/2022	18		18

Series 2535, Class BK, 5.50%, 12/15/2022	3		3

Series 1470, Class F, 1.47%, 2/15/2023 (e)	—	(f)	—	(f)

Series 2568, Class KG, 5.50%, 2/15/2023	29		30

Series 1466, Class PZ, 7.50%, 2/15/2023	6		6

Series 1491, Class I, 7.50%, 4/15/2023	2		3

Series 1798, Class F, 5.00%, 5/15/2023	3		3

Series 1518, Class G, IF, 8.87%, 5/15/2023 (e)	2		3

Series 1541, Class O, 0.24%, 7/15/2023 (e)	3		3

Series 1608, Class L, 6.50%, 9/15/2023	9		10

Series 1602, Class SA, HB, IF, 22.34%, 10/15/2023 (e)	1		1

Series 2283, Class K, 6.50%, 12/15/2023	3		3

Series 1700, Class GA, PO, 2/15/2024	—	(f)	—	(f)

Series 1671, Class L, 7.00%, 2/15/2024	3		3

Series 1706, Class K, 7.00%, 3/15/2024	17		18

Series 2033, Class SN, HB, IF, 29.36%, 3/15/2024 (e)	1		—	(f)

Series 1720, Class PL, 7.50%, 4/15/2024	49		52

Series 2306, Class K, PO, 5/15/2024	2		2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2306, Class SE, IF, IO, 9.49%, 5/15/2024 (e)	5		1

Series 1745, Class D, 7.50%, 8/15/2024	4		4

Series 1927, Class PH, 7.50%, 1/15/2027	30		35

Series 1981, Class Z, 6.00%, 5/15/2027	12		13

Series 1987, Class PE, 7.50%, 9/15/2027	4		5

Series 2038, Class PN, IO, 7.00%, 3/15/2028	5		1

Series 2040, Class PE, 7.50%, 3/15/2028	25		30

Series 2063, Class PG, 6.50%, 6/15/2028	28		32

Series 2064, Class TE, 7.00%, 6/15/2028	4		4

Series 2075, Class PM, 6.25%, 8/15/2028	19		22

Series 2075, Class PH, 6.50%, 8/15/2028	20		23

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	6		1

Series 2125, Class JZ, 6.00%, 2/15/2029	12		13

Series 2169, Class TB, 7.00%, 6/15/2029	57		65

Series 2163, Class PC, IO, 7.50%, 6/15/2029	3		—	(f)

Series 2172, Class QC, 7.00%, 7/15/2029	24		28

Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)

Series 2201, Class C, 8.00%, 11/15/2029	9		10

Series 2210, Class Z, 8.00%, 1/15/2030	28		33

Series 2224, Class CB, 8.00%, 3/15/2030	9		11

Series 2256, Class MC, 7.25%, 9/15/2030	15		18

Series 2259, Class ZM, 7.00%, 10/15/2030	16		19

Series 2271, Class PC, 7.25%, 12/15/2030	14		16

Series 2296, Class PD, 7.00%, 3/15/2031	8		9

Series 2333, Class HC, 6.00%, 7/15/2031	22		25

Series 2344, Class ZD, 6.50%, 8/15/2031	141		164

Series 2344, Class ZJ, 6.50%, 8/15/2031	18		21

Series 2345, Class NE, 6.50%, 8/15/2031	10		12

Series 2351, Class PZ, 6.50%, 8/15/2031	15		17

Series 2410, Class OE, 6.38%, 2/15/2032	13		14

Series 2410, Class NG, 6.50%, 2/15/2032	10		12

Series 2410, Class QX, IF, IO, 8.54%, 2/15/2032 (e)	8		2

Series 2412, Class SP, IF, 15.88%, 2/15/2032 (e)	30		40

Series 2423, Class MC, 7.00%, 3/15/2032	9		11

Series 2423, Class MT, 7.00%, 3/15/2032	17		21

Series 2444, Class ES, IF, IO, 7.84%, 3/15/2032 (e)	19		4

Series 2450, Class SW, IF, IO, 7.89%, 3/15/2032 (e)	8		1

Series 2435, Class CJ, 6.50%, 4/15/2032	68		80

Series 2441, Class GF, 6.50%, 4/15/2032	18		22

Series 2455, Class GK, 6.50%, 5/15/2032	25		29

Series 2450, Class GZ, 7.00%, 5/15/2032	27		32

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2466, Class DH, 6.50%, 6/15/2032	37		43

Series 2474, Class NR, 6.50%, 7/15/2032	22		25

Series 2484, Class LZ, 6.50%, 7/15/2032	37		44

Series 2500, Class MC, 6.00%, 9/15/2032	31		37

Series 2543, Class YX, 6.00%, 12/15/2032	73		84

Series 2575, Class ME, 6.00%, 2/15/2033	136		157

Series 2586, Class WI, IO, 6.50%, 3/15/2033	11		2

Series 2990, Class SL, HB, IF, 24.08%, 6/15/2034 (e)	15		18

Series 3611, PO, 7/15/2034	17		16

Series 2990, Class UZ, 5.75%, 6/15/2035	443		512

Series 3117, Class EO, PO, 2/15/2036	42		39

Series 3117, Class OK, PO, 2/15/2036	5		4

Series 3122, Class OH, PO, 3/15/2036	35		32

Series 3152, Class MO, PO, 3/15/2036	105		98

Series 3607, Class AO, PO, 4/15/2036	25		23

Series 3137, Class XP, 6.00%, 4/15/2036	58		69

Series 3819, Class ZQ, 6.00%, 4/15/2036	168		199

Series 3149, Class SO, PO, 5/15/2036	6		5

Series 3171, Class MO, PO, 6/15/2036	25		24

Series 3179, Class OA, PO, 7/15/2036	14		13

Series 3202, Class HI, IF, IO, 6.54%, 8/15/2036 (e)	133		28

Series 3232, Class ST, IF, IO, 6.59%, 10/15/2036 (e)	26		5

Series 3417, Class EO, PO, 11/15/2036	230		218

Series 3316, Class JO, PO, 5/15/2037	4		3

Series 3607, Class OP, PO, 7/15/2037	123		110

Series 3481, Class SJ, IF, IO, 5.74%, 8/15/2038 (e)	70		13

Series 3680, Class MA, 4.50%, 7/15/2039	91		96

Series 4219, Class JA, 3.50%, 8/15/2039	113		115

Series 3997, Class PF, 0.56%, 11/15/2039 (e)	—	(f)	—	(f)

Series 4096, Class HA, 2.00%, 12/15/2041	192		197

FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	321		345

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.15%, 7/25/2032 (e)	21		23

Series T-76, Class 2A, 1.71%, 10/25/2037 (e)	96		98

Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	19		24

Series T-54, Class 2A, 6.50%, 2/25/2043	188		223

Series T-54, Class 3A, 7.00%, 2/25/2043	61		73

Series T-56, Class A5, 5.23%, 5/25/2043	452		515

Series T-58, Class A, PO, 9/25/2043	12		10

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

FNMA Trust, Whole Loan

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	22		26

Series 2005-W3, Class 2AF, 0.34%, 3/25/2045 (e)	75		74

FNMA, REMIC

Series 1991-42, Class S, IF, 17.47%, 5/25/2021 (e)	—	(f)	—	(f)

Series 2001-48, Class Z, 6.50%, 9/25/2021	2		2

Series 2002-1, Class HC, 6.50%, 2/25/2022	1		1

Series 1992-107, Class SB, HB, IF, 29.68%, 6/25/2022 (e)	1		2

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)

Series G92-35, Class E, 7.50%, 7/25/2022	1		1

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)

Series 1996-59, Class J, 6.50%, 8/25/2022	1		1

Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)

Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(f)	1

Series G93-5, Class Z, 6.50%, 2/25/2023	1		1

Series 1993-37, Class PX, 7.00%, 3/25/2023	16		16

Series 1993-25, Class J, 7.50%, 3/25/2023	2		2

Series 1998-4, Class C, PO, 4/25/2023	—	(f)	—	(f)

Series 1998-43, Class EA, PO, 4/25/2023	21		21

Series 1993-54, Class Z, 7.00%, 4/25/2023	5		5

Series 1993-62, Class SA, IF, 19.46%, 4/25/2023 (e)	1		1

Series 1993-122, Class M, 6.50%, 7/25/2023	1		1

Series 1996-14, Class SE, IF, IO, 9.64%, 8/25/2023 (e)	11		1

Series 1993-178, Class PK, 6.50%, 9/25/2023	3		3

Series 1993-165, Class SD, IF, 13.88%, 9/25/2023 (e)	1		1

Series 1993-183, Class KA, 6.50%, 10/25/2023	38		40

Series 1993-189, Class PL, 6.50%, 10/25/2023	13		14

Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)

Series 1993-247, Class SA, HB, IF, 28.97%, 12/25/2023 (e)	4		4

Series G95-1, Class C, 8.80%, 1/25/2025	2		3

Series 2005-121, Class DX, 5.50%, 1/25/2026	116		124

Series 1997-20, IO, 1.84%, 3/25/2027 (e)	3		—	(f)

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	3		—	(f)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1997-27, Class J, 7.50%, 4/18/2027	6	7

Series 1997-29, Class J, 7.50%, 4/20/2027	7	8

Series 1997-39, Class PD, 7.50%, 5/20/2027	14	16

Series 2012-47, Class HF, 0.52%, 5/25/2027 (e)	61	61

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	4	—	(f)

Series 1998-36, Class ZB, 6.00%, 7/18/2028	3	4

Series 2000-2, Class ZE, 7.50%, 2/25/2030	29	34

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	22	3

Series 2001-36, Class DE, 7.00%, 8/25/2031	27	31

Series 2001-49, Class Z, 6.50%, 9/25/2031	5	6

Series 2001-44, Class PD, 7.00%, 9/25/2031	6	7

Series 2003-52, Class SX, HB, IF, 22.60%, 10/25/2031 (e)	7	10

Series 2004-74, Class SW, IF, 15.28%, 11/25/2031 (e)	19	26

Series 2001-81, Class LO, PO, 1/25/2032	3	3

Series 2002-1, Class SA, HB, IF, 24.81%, 2/25/2032 (e)	2	4

Series 2002-21, Class PE, 6.50%, 4/25/2032	14	17

Series 2002-28, Class PK, 6.50%, 5/25/2032	15	17

Series 2002-37, Class Z, 6.50%, 6/25/2032	18	21

Series 2004-61, Class SH, HB, IF, 23.52%, 11/25/2032 (e)	22	33

Series 2003-22, Class UD, 4.00%, 4/25/2033	63	70

Series 2003-34, Class GE, 6.00%, 5/25/2033	149	171

Series 2003-39, IO, 6.00%, 5/25/2033 (e)	4	1

Series 2003-47, Class PE, 5.75%, 6/25/2033	65	74

Series 2003-64, Class SX, IF, 13.44%, 7/25/2033 (e)	8	11

Series 2003-71, Class DS, IF, 7.30%, 8/25/2033 (e)	68	76

Series 2005-56, Class TP, IF, 17.80%, 8/25/2033 (e)	34	41

Series 2003-91, Class SD, IF, 12.30%, 9/25/2033 (e)	6	7

Series 2003-116, Class SB, IF, IO, 7.48%, 11/25/2033 (e)	53	11

Series 2006-44, Class P, PO, 12/25/2033	19	18

Series 2003-130, Class SX, IF, 11.34%, 1/25/2034 (e)	2	2

Series 2004-25, Class SA, IF, 19.20%, 4/25/2034 (e)	24	35

Series 2004-46, Class SK, IF, 16.18%, 5/25/2034 (e)	17	23

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-36, Class SA, IF, 19.20%, 5/25/2034 (e)	39	57

Series 2004-50, Class VZ, 5.50%, 7/25/2034	231	264

Series 2005-74, Class CS, IF, 19.70%, 5/25/2035 (e)	20	25

Series 2005-45, Class DC, HB, IF, 23.88%, 6/25/2035 (e)	37	55

Series 2005-56, Class S, IF, IO, 6.59%, 7/25/2035 (e)	26	5

Series 2005-68, Class PG, 5.50%, 8/25/2035	138	157

Series 2005-73, Class PS, IF, 16.41%, 8/25/2035 (e)	69	91

Series 2005-106, Class US, HB, IF, 24.14%, 11/25/2035 (e)	42	62

Series 2006-27, Class OH, PO, 4/25/2036	33	31

Series 2006-65, Class QO, PO, 7/25/2036	19	18

Series 2006-56, Class FC, 0.41%, 7/25/2036 (e)	126	126

Series 2006-72, Class GO, PO, 8/25/2036	28	27

Series 2006-79, Class DO, PO, 8/25/2036	22	21

Series 2006-77, Class PC, 6.50%, 8/25/2036	39	45

Series 2006-110, PO, 11/25/2036	36	34

Series 2006-124, Class HB, 2.24%, 11/25/2036 (e)	52	53

Series 2007-14, Class ES, IF, IO, 6.32%, 3/25/2037 (e)	27	5

Series 2007-81, Class GE, 6.00%, 8/25/2037	64	73

Series 2007-79, Class SB, HB, IF, 23.59%, 8/25/2037 (e)	25	39

Series 2007-88, Class VI, IF, IO, 6.42%, 9/25/2037 (e)	66	14

Series 2007-91, Class ES, IF, IO, 6.34%, 10/25/2037 (e)	185	39

Series 2007-116, Class HI, IO, 1.45%, 1/25/2038 (e)	32	1

Series 2008-16, Class IS, IF, IO, 6.08%, 3/25/2038 (e)	9	1

Series 2008-10, Class XI, IF, IO, 6.11%, 3/25/2038 (e)	16	3

Series 2008-28, Class QS, HB, IF, 20.35%, 4/25/2038 (e)	21	31

Series 2008-46, Class HI, IO, 1.69%, 6/25/2038 (e)	34	2

Series 2013-25, Class DC, 2.50%, 6/25/2039	244	253

Series 2009-69, PO, 9/25/2039	33	31

Series 2009-103, Class MB, 2.92%, 12/25/2039 (e)	39	41

Series 2010-71, Class HJ, 5.50%, 7/25/2040	96	111

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2011-118, Class MT, 7.00%, 11/25/2041	111		135

Series 2011-118, Class NT, 7.00%, 11/25/2041	103		122

Series 2013-101, Class DO, PO, 10/25/2043	198		172

Series 2013-128, PO, 12/25/2043	177		157

Series 2019-65, Class PA, 2.50%, 5/25/2048	309		323

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 38.47%, 7/25/2037 (e)	6		10

Series 2003-W4, Class 2A, 5.74%, 10/25/2042 (e)	13		14

Series 2003-W1, Class 1A1, 5.15%, 12/25/2042 (e)	66		73

FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.25%, 10/25/2037 (e)	23		27

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)

Series 300, Class 1, PO, 9/25/2024	11		11

Series 329, Class 1, PO, 1/25/2033	3		3

GNMA

Series 2003-24, PO, 3/16/2033	6		6

Series 2003-40, Class TJ, 6.50%, 3/20/2033	131		142

Series 2003-52, Class AP, PO, 6/16/2033	34		32

Series 2004-28, Class S, IF, 19.37%, 4/16/2034 (e)	10		14

Series 2004-73, Class AE, IF, 14.63%, 8/17/2034 (e)	3		3

Series 2004-71, Class SB, HB, IF, 28.92%, 9/20/2034 (e)	16		26

Series 2004-90, Class SI, IF, IO, 5.99%, 10/20/2034 (e)	99		16

Series 2005-68, Class DP, IF, 16.17%, 6/17/2035 (e)	19		23

Series 2005-68, Class KI, IF, IO, 6.19%, 9/20/2035 (e)	179		37

Series 2006-38, Class ZK, 6.50%, 8/20/2036	297		336

Series 2006-59, Class SD, IF, IO, 6.59%, 10/20/2036 (e)	19		3

Series 2007-17, Class JI, IF, IO, 6.70%, 4/16/2037 (e)	78		17

Series 2007-27, Class SA, IF, IO, 6.09%, 5/20/2037 (e)	93		14

Series 2007-45, Class QA, IF, IO, 6.53%, 7/20/2037 (e)	78		12

Series 2007-40, Class SB, IF, IO, 6.64%, 7/20/2037 (e)	127		25

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-50, Class AI, IF, IO, 6.66%, 8/20/2037 (e)	65		4

Series 2007-53, Class ES, IF, IO, 6.44%, 9/20/2037 (e)	22		3

Series 2007-53, Class SW, IF, 19.87%, 9/20/2037 (e)	16		22

Series 2009-79, Class OK, PO, 11/16/2037	61		58

Series 2007-76, Class SA, IF, IO, 6.42%, 11/20/2037 (e)	42		6

Series 2007-72, Class US, IF, IO, 6.44%, 11/20/2037 (e)	41		5

Series 2009-106, Class ST, IF, IO, 5.89%, 2/20/2038 (e)	136		23

Series 2008-33, Class XS, IF, IO, 7.59%, 4/16/2038 (e)	31		5

Series 2008-40, Class SA, IF, IO, 6.29%, 5/16/2038 (e)	81		15

Series 2008-50, Class KB, 6.00%, 6/20/2038	100		116

Series 2008-55, Class SA, IF, IO, 6.09%, 6/20/2038 (e)	49		8

Series 2008-93, Class AS, IF, IO, 5.59%, 12/20/2038 (e)	55		7

Series 2009-6, Class SA, IF, IO, 5.99%, 2/16/2039 (e)	15		2

Series 2009-31, Class TS, IF, IO, 6.19%, 3/20/2039 (e)	50		4

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	25		6

Series 2009-22, Class SA, IF, IO, 6.16%, 4/20/2039 (e)	69		11

Series 2009-92, Class ZC, 5.00%, 10/20/2039	384		436

Series 2011-137, Class WA, 5.57%, 7/20/2040 (e)	176		206

Series 2010-105, Class B, 5.00%, 8/20/2040	499		570

Series 2010-130, Class CP, 7.00%, 10/16/2040	43		51

Series 2013-91, Class WA, 4.48%, 4/20/2043 (e)	346		382

Series 2012-H24, Class FA, 0.59%, 3/20/2060 (e)	5		5

Series 2013-H03, Class FA, 0.44%, 8/20/2060 (e)	—	(f)	—	(f)

Series 2012-H21, Class DF, 0.79%, 5/20/2061 (e)	2		2

Series 2012-H26, Class MA, 0.69%, 7/20/2062 (e)	1		1

Series 2012-H29, Class FA, 0.66%, 10/20/2062 (e)	336		336

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-H15, Class FA, 0.64%, 7/20/2064 (e)	563	565

Series 2014-H17, Class FC, 0.64%, 7/20/2064 (e)	473	475

Series 2015-H15, Class FJ, 0.58%, 6/20/2065 (e)	542	542

Series 2015-H18, Class FA, 0.59%, 6/20/2065 (e)	371	371

Series 2015-H20, Class FA, 0.61%, 8/20/2065 (e)	483	484

Series 2015-H26, Class FG, 0.66%, 10/20/2065 (e)	557	559

GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	40	55

Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033 ‡	1	1

JPMorgan Mortgage Trust

Series 2003-A1, Class 1A1, 2.27%, 10/25/2033 (e)	148	149

Series 2006-A2, Class 5A3, 2.54%, 11/25/2033 (e)	33	35

Series 2006-A2, Class 4A1, 3.06%, 8/25/2034 (e)	10	11

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 3.00%, 4/21/2034 (e)	30	31

Series 2004-3, Class 4A2, 2.70%, 4/25/2034 (e)	7	7

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	—	(f)

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	60	61

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	65	68

Series 2004-7, Class 30, PO, 8/25/2034 ‡	7	6

Series 2005-6, Class 3A1, 5.50%, 12/25/2035	12	12

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	6	5

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.74%, 10/25/2028 (e)	70	71

Series 2004-A, Class A1, 0.58%, 4/25/2029 (e)	22	22

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (e)	29	29

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7

Series 2003-A1, Class A1, 5.50%, 5/25/2033	2		2

Series 2003-A1, Class A2, 6.00%, 5/25/2033	12		12

RALI Trust

Series 2002-QS16, Class A3, IF, 16.38%, 10/25/2017 (e)	—	(f)	—	(f)

Series 2003-QS9, Class A3, IF, IO, 7.43%, 5/25/2018 ‡ (e)	1		—	(f)

Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(f)	1

Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (a)	42		29

Seasoned Credit Risk Transfer Trust

Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	468		512

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	84		93

Series 2019-4, Class M55D, 4.00%, 2/25/2059	296		326

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	354		375

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	49		51

Series 1994-1, Class 1, 5.22%, 2/15/2024 (e)	41		43

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	91		103

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	29		33

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	134		152

Series 1998-1, Class 2E, 7.00%, 3/15/2028	34		37

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 3/27/2051 (a) (g)	100		100

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	138		138

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR5, Class A7, 3.71%, 6/25/2033 (e)	28		29

Series 2004-AR3, Class A2, 3.62%, 6/25/2034 (e)	15		15

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	87		83

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	(f)	—	(f)

Total Collateralized Mortgage Obligations (Cost $16,906)			18,037

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 11.0%

FHLMC

Pool # 785618, ARM, 2.50%, 7/1/2026 (e)	7	7

Pool # 611141, ARM, 2.71%, 1/1/2027 (e)	6	6

Pool # 1B2656, ARM, 2.29%, 12/1/2034 (e)	35	35

Pool # 1G2557, ARM, 3.48%, 6/1/2036 (e)	51	54

Pool # 1A1085, ARM, 2.03%, 8/1/2036 (e)	51	54

Pool # 1Q0105, ARM, 2.60%, 9/1/2036 (e)	19	20

Pool # 1B7242, ARM, 3.01%, 9/1/2036 (e)	48	51

Pool # 1Q0737, ARM, 2.35%, 11/1/2036 (e)	22	23

Pool # 1N1511, ARM, 1.91%, 1/1/2037 (e)	33	33

Pool # 1J1543, ARM, 4.10%, 2/1/2037 (e)	6	5

Pool # 1Q0739, ARM, 2.21%, 3/1/2037 (e)	23	24

Pool # 1Q0722, ARM, 3.09%, 4/1/2038 (e)	23	25

FHLMC Gold Pools, 15 Year Pool # G12825, 6.50%, 3/1/2022	1	1

FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	6	7

FHLMC Gold Pools, 30 Year

Pool # G00245, 8.00%, 8/1/2024	1	1

Pool # C00376, 8.00%, 11/1/2024	1	—	(f)

Pool # C00414, 7.50%, 8/1/2025	2	2

Pool # C00452, 7.00%, 4/1/2026	2	2

Pool # G00981, 8.50%, 7/1/2028	4	4

Pool # A17537, 6.00%, 1/1/2034	22	27

Pool # G02682, 7.00%, 2/1/2037	17	20

Pool # Q58054, 4.50%, 11/1/2046	218	244

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	4	4

Pool # U80336, 3.50%, 5/1/2033	353	379

Pool # U90690, 3.50%, 6/1/2042	167	182

Pool # U90975, 4.00%, 6/1/2042	136	149

Pool # U91427, 3.50%, 5/1/2043	476	522

FNMA

Pool # 54844, ARM, 2.30%, 9/1/2027 (e)	2	2

Pool # 303532, ARM, 3.93%, 3/1/2029 (e)	1	2

Pool # 745446, ARM, 2.59%, 4/1/2033 (e)	25	26

Pool # 746299, ARM, 2.39%, 9/1/2033 (e)	41	43

Pool # 743546, ARM, 1.99%, 11/1/2033 (e)	37	37

Pool # 735332, ARM, 2.87%, 8/1/2034 (e)	41	42

Pool # 790964, ARM, 2.27%, 9/1/2034 (e)	15	15

Pool # 896463, ARM, 2.65%, 10/1/2034 (e)	39	41

Pool # 810896, ARM, 1.76%, 1/1/2035 (e)	27	28

Pool # 816361, ARM, 1.82%, 1/1/2035 (e)	91	91

Pool # 816594, ARM, 1.80%, 2/1/2035 (e)	17	18

Pool # 816597, ARM, 1.92%, 2/1/2035 (e)	11	11

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 745862, ARM, 2.86%, 4/1/2035 (e)	26		26

Pool # 843026, ARM, 1.78%, 9/1/2035 (e)	39		40

Pool # 832801, ARM, 2.10%, 9/1/2035 (e)	47		48

Pool # 920340, ARM, 3.04%, 2/1/2036 (e)	38		38

Pool # 886558, ARM, 2.40%, 8/1/2036 (e)	9		10

Pool # 893424, ARM, 2.17%, 9/1/2036 (e)	33		34

Pool # 913984, ARM, 1.71%, 2/1/2037 (e)	13		14

Pool # 915645, ARM, 2.28%, 2/1/2037 (e)	39		41

Pool # 887094, ARM, 2.93%, 7/1/2046 (e)	47		50

FNMA UMBS, 15 Year

Pool # 745406, 6.00%, 3/1/2021	—	(f)	—	(f)

Pool # 995381, 6.00%, 1/1/2024	9		9

FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	5		5

FNMA UMBS, 30 Year

Pool # 189190, 7.50%, 11/1/2022	1		1

Pool # 250066, 8.00%, 5/1/2024	—	(f)	—	(f)

Pool # 250103, 8.50%, 7/1/2024	1		1

Pool # 303031, 7.50%, 10/1/2024	1		1

Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)

Pool # 695533, 8.00%, 6/1/2027	5		6

Pool # 313687, 7.00%, 9/1/2027	1		1

Pool # 755973, 8.00%, 11/1/2028	8		9

Pool # 598559, 6.50%, 8/1/2031	11		13

Pool # 995409, 8.00%, 11/1/2032	101		119

Pool # 675555, 6.00%, 12/1/2032	18		21

Pool # 674349, 6.00%, 3/1/2033	9		10

Pool # 702901, 6.00%, 5/1/2033	32		39

Pool # 721535, 5.00%, 7/1/2033	54		63

Pool # 723852, 5.00%, 7/1/2033	17		19

Pool # 729296, 5.00%, 7/1/2033	38		43

Pool # 713700, 4.50%, 8/1/2033	21		24

Pool # 737825, 6.00%, 9/1/2033	8		9

Pool # 725027, 5.00%, 11/1/2033	34		39

Pool # 725017, 5.50%, 12/1/2033	35		41

Pool # AA0922, 6.00%, 9/1/2036	46		56

Pool # 986648, 6.00%, 9/1/2037	23		28

Pool # AD9151, 5.00%, 8/1/2040	118		137

Pool # BM3375, 4.00%, 1/1/2048	243		269

Pool # BK8753, 4.50%, 6/1/2049	323		355

Pool # BP6363, 3.00%, 4/1/2050	478		502

FNMA, 30 Year

Pool # 252409, 6.50%, 3/1/2029	8		9

Pool # 752786, 6.00%, 9/1/2033	10		11

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FNMA, Other

Pool # AL0569, 4.45%, 6/1/2021 (e)	93		93

Pool # AM8317, 2.96%, 3/1/2025	180		195

Pool # AN2309, 2.21%, 7/1/2026	457		485

Pool # AM6381, 3.29%, 8/1/2026	992		1,094

Pool # AM7515, 3.34%, 2/1/2027	500		557

Pool # BL1211, 4.01%, 2/1/2027	196		223

Pool # BL1040, 3.81%, 12/1/2028	150		174

Pool # BL0907, 3.88%, 12/1/2028	300		348

Pool # AM6892, 3.76%, 9/1/2029	225		257

Pool # BM4162, 3.20%, 10/1/2029 (e)	295		327

Pool # BL4333, 2.52%, 11/1/2029	398		428

Pool # 888408, 6.00%, 3/1/2037	19		20

Pool # 257172, 5.50%, 4/1/2038	7		8

Pool # MA1125, 4.00%, 7/1/2042	237		260

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 4/25/2036 (h)	40		41

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 4/25/2051 (h)	605		610

GNMA I, 30 Year

Pool # 352108, 7.00%, 8/15/2023	—	(f)	—	(f)

Pool # 363030, 7.00%, 9/15/2023	10		10

Pool # 352022, 7.00%, 11/15/2023	1		1

Pool # 366706, 6.50%, 1/15/2024	4		5

Pool # 371281, 7.00%, 2/15/2024	2		2

Pool # 782507, 9.50%, 10/15/2024	—	(f)	—	(f)

Pool # 780029, 9.00%, 11/15/2024	—	(f)	—	(f)

Pool # 780965, 9.50%, 12/15/2025	—	(f)	—	(f)

Pool # 442119, 7.50%, 11/15/2026	1		1

Pool # 411829, 7.50%, 7/15/2027	2		2

Pool # 468149, 8.00%, 8/15/2028	1		1

Pool # 468236, 6.50%, 9/15/2028	32		35

Pool # 486537, 7.50%, 9/15/2028	2		3

Pool # 466406, 6.00%, 11/15/2028	20		22

Pool # 607645, 6.50%, 2/15/2033	8		10

Pool # 781614, 7.00%, 6/15/2033	14		17

Pool # 782615, 7.00%, 6/15/2035	37		44

Pool # 782025, 6.50%, 12/15/2035	49		57

Pool # 681638, 6.00%, 12/15/2038	66		74

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	—	(f)	—	(f)

Pool # 1989, 8.50%, 4/20/2025	2		2

Pool # 2006, 8.50%, 5/20/2025	2		2

Pool # 2141, 8.00%, 12/20/2025	—	(f)	1

Pool # 2234, 8.00%, 6/20/2026	1		1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 2270, 8.00%, 8/20/2026	1		1

Pool # 2285, 8.00%, 9/20/2026	1		1

Pool # 2324, 8.00%, 11/20/2026	1		1

Pool # 2499, 8.00%, 10/20/2027	2		2

Pool # 2512, 8.00%, 11/20/2027	2		2

Pool # 2525, 8.00%, 12/20/2027	1		1

Pool # 2549, 7.50%, 2/20/2028	1		1

Pool # 2562, 6.00%, 3/20/2028	10		12

Pool # 2606, 8.00%, 6/20/2028	1		1

Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)

Pool # 2646, 7.50%, 9/20/2028	2		3

Pool # 4245, 6.00%, 9/20/2038	54		64

Pool # BA7567, 4.50%, 5/20/2048	182		197

Pool # BI0416, 4.50%, 11/20/2048	211		231

Pool # BM9692, 4.50%, 7/20/2049	164		179

Pool # BQ3224, 4.50%, 9/20/2049	480		537

Pool # MA7136, 2.50%, 1/20/2051	135		140

GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	351		377

Total Mortgage-Backed Securities (Cost $10,846)			11,538

Asset-Backed Securities — 9.0%

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	50		50

Ally Auto Receivables Trust

Series 2018-2, Class A3, 2.92%, 11/15/2022	59		60

Series 2019-1, Class A3, 2.91%, 9/15/2023	49		50

American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.00%, 10/15/2028	67		67

American Credit Acceptance Receivables Trust

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	135		136

Series 2020-3, Class A, 0.62%, 10/13/2023 (a)	50		50

Series 2021-1, Class A, 0.35%, 5/13/2024 (a)	68		68

American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135		139

AmeriCredit Automobile Receivables Trust

Series 2018-1, Class A3, 3.07%, 12/19/2022	12		12

Series 2018-2, Class A3, 3.15%, 3/20/2023	49		50

Series 2019-1, Class A3, 2.97%, 11/20/2023	45		45

Series 2019-2, Class A3, 2.28%, 1/18/2024	246		249

Series 2020-1, Class A3, 1.11%, 8/19/2024	70		71

Series 2020-2, Class A3, 0.66%, 12/18/2024	21		21

Series 2020-3, Class B, 0.76%, 12/18/2025	75		75

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	100	105

BA Credit Card Trust

Series 2019-A1, Class A1, 1.74%, 1/15/2025	230	235

Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	88

British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	57	59

CarMax Auto Owner Trust

Series 2018-2, Class A3, 2.98%, 1/17/2023	54	55

Series 2018-3, Class A3, 3.13%, 6/15/2023	130	132

Series 2019-1, Class A3, 3.05%, 3/15/2024	183	186

Series 2020-1, Class A3, 1.89%, 12/16/2024	87	89

Series 2020-3, Class A3, 0.62%, 3/17/2025	85	85

Series 2021-1, Class A3, 0.34%, 12/15/2025	41	41

Carvana Auto Receivables Trust Series 2019-2A, Class A3, 2.58%, 3/15/2023 (a)	100	100

CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	86	90

CPS Auto Receivables Trust

Series 2019-D, Class A, 2.17%, 12/15/2022 (a)	10	10

Series 2020-A, Class A, 2.09%, 5/15/2023 (a)	31	31

Credit Acceptance Auto Loan Trust

Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	33	33

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	250	256

Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	250	256

Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	250	249

Drive Auto Receivables Trust

Series 2019-4, Class A3, 2.16%, 5/15/2023	20	20

Series 2020-1, Class A3, 2.02%, 11/15/2023	42	42

Series 2020-2, Class B, 1.42%, 3/17/2025	20	21

DT Auto Owner Trust

Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	65	65

Series 2021-1A, Class B, 0.62%, 9/15/2025 (a)	20	20

Exeter Automobile Receivables Trust

Series 2019-4A, Class A, 2.18%, 1/17/2023 (a)	7	7

Series 2020-1A, Class A, 2.05%, 6/15/2023 (a)	18	18

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-3A, Class B, 0.79%, 9/16/2024	40	40

Series 2021-1A, Class B, 0.50%, 2/18/2025	78	78

Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	27	28

First Investors Auto Owner Trust

Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	21	21

Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	41	41

Flagship Credit Auto Trust

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	4	4

Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	261	262

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	105	109

Ford Credit Auto Lease Trust

Series 2018-B, Class A4, 3.30%, 2/15/2022	22	22

Series 2019-A, Class A3, 2.90%, 5/15/2022	42	42

Series 2020-A, Class A3, 1.85%, 3/15/2023	55	56

Series 2020-B, Class A4, 0.69%, 10/15/2023	47	47

Series 2021-A, Class A3, 0.26%, 2/15/2024	72	72

FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	38	38

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (e)	14	13

GLS Auto Receivables Issuer Trust Series 2020-4A, Class A, 0.52%, 2/15/2024 (a)	73	73

GM Financial Automobile Leasing Trust Series 2019-1, Class A3, 2.98%, 12/20/2021	14	14

GM Financial Consumer Automobile Receivables Trust

Series 2018-2, Class A3, 2.81%, 12/16/2022	49	50

Series 2021-1, Class A3, 0.35%, 10/16/2025	34	34

GM Financial Leasing Trust Series 2021-1, Class A4, 0.33%, 2/20/2025	78	78

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	16	16

Honda Auto Receivables Owner Trust

Series 2018-2, Class A3, 3.01%, 5/18/2022	33	33

Series 2019-4, Class A3, 1.83%, 1/18/2024	180	184

Hyundai Auto Lease Securitization Trust

Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	157	158

Series 2020-B, Class A3, 0.51%, 9/15/2023 (a)	135	135

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	18	18

LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	596	601

Mercedes-Benz Auto Lease Trust

Series 2019-A, Class A3, 3.10%, 11/15/2021	9	9

Series 2019-B, Class A3, 2.00%, 10/17/2022	50	51

Series 2020-A, Class A3, 1.84%, 12/15/2022	68	69

Series 2021-A, Class A3, 0.25%, 1/16/2024	59	59

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	79	80

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	491	491

Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (a)	35	35

Santander Drive Auto Receivables Trust

Series 2020-2, Class A3, 0.67%, 4/15/2024	33	33

Series 2020-3, Class B, 0.69%, 3/17/2025	65	65

Series 2021-1, Class B, 0.50%, 4/15/2025	146	146

Series 2020-4, Class C, 1.01%, 1/15/2026	50	51

Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022 (a)	217	219

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.08%, 1/25/2036 ‡ (g)	25	25

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	39	39

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	264

Tesla Auto Lease Trust Series 2019-A, Class A3, 2.16%, 10/20/2022 (a)	168	171

Toyota Auto Receivables Owner Trust

Series 2020-A, Class A2, 1.67%, 11/15/2022	127	127

Series 2020-A, Class A3, 1.66%, 5/15/2024	180	184

Series 2021-A, Class A3, 0.26%, 5/15/2025	131	131

Series 2020-C, Class A4, 0.57%, 10/15/2025	56	56

United Airlines Pass-Through Trust

Series 2016-2, Class AA, 2.88%, 10/7/2028	101	102

Series 2018-1, Class A, 3.70%, 3/1/2030	66	67

US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	96	97

Vericrest Opportunity Loan Trust

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (g)	60	60

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (g)	101	101

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	59	59

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (g)	94	94

Westlake Automobile Receivables Trust

Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (a)	98	98

Series 2020-3A, Class B, 0.78%, 11/17/2025 (a)	90	91

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	159

World Omni Auto Receivables Trust

Series 2020-A, Class A3, 1.70%, 1/17/2023	130	133

Series 2017-B, Class A3, 1.95%, 2/15/2023	26	26

Series 2021-A, Class A3, 0.30%, 1/15/2026	123	123

World Omni Automobile Lease Securitization Trust

Series 2018-B, Class A3, 3.19%, 12/15/2021	23	23

Series 2019-A, Class A3, 2.94%, 5/16/2022	99	100

Series 2020-B, Class A4, 0.52%, 2/17/2026	60	60

World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	60	60

Total Asset-Backed Securities (Cost $9,365)		9,461

Commercial Mortgage-Backed Securities — 7.6%

20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (e)	145	145

Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	312

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KF12, Class A, 0.82%, 9/25/2022 (e)	9	9

Series KSMC, Class A2, 2.62%, 1/25/2023	500	521

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (e)	500	547

Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	350	364

Series K737, Class AM, 2.10%, 10/25/2026	305	320

Series K069, Class A2, 3.19%, 9/25/2027 (e)	500	560

Series K081, Class A1, 3.88%, 2/25/2028	112	127

Series K083, Class A2, 4.05%, 9/25/2028 (e)	297	351

Series K088, Class A2, 3.69%, 1/25/2029	480	558

FNMA ACES

Series 2015-M17, Class FA, 1.06%, 11/25/2022 (e)	130	130

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	452	481

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	587	630

Series 2015-M7, Class A2, 2.59%, 12/25/2024	686	726

Series 2018-M2, Class A2, 2.90%, 1/25/2028 (e)	500	545

Series 2018-M13, Class A1, 3.70%, 3/25/2030 (e)	220	252

Series 2020-M50, Class A1, 0.67%, 10/25/2030	489	481

Series 2020-M50, Class A2, 1.20%, 10/25/2030	165	162

Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (e)	2,810	328

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	25	25

Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (e)	115	17

MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	200	209

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116	117

UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	107

Total Commercial Mortgage-Backed Securities (Cost $7,521)		8,024

U.S. Government Agency Securities — 0.1%

Resolution Funding Corp. STRIPS DN, 3.19%, 1/15/2026 (d)(Cost $52)	60	57

	SHARES (000)
Short-Term Investments — 3.4%
Investment Companies — 3.4%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (i) (j) (Cost $3,631)	3,629	3,631

Total Investments — 100.1% (Cost $100,564)		105,244
Liabilities in Excess of Other Assets — (0.1)%		(94)

NET ASSETS — 100.0%		105,150

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2021.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The rate shown is the effective yield as of February 28, 2021.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(f)	Amount rounds to less than one thousand.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 28, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,203,932	$101,613
Investments in affiliates, at value	108,295	3,631
Cash	—	13
Receivables:
Due from custodian	846	—
Investment securities sold	6,969	11
Investment securities sold — delayed delivery securities	39,142	513
Fund shares sold	2,035	—
Interest from non-affiliates	10,021	362
Dividends from affiliates	9	—	(a)

Total Assets	2,371,249	106,143

LIABILITIES:
Payables:
Investment securities purchased	8,820	67
Investment securities purchased — delayed delivery securities	141,417	873
Accrued liabilities:
Investment advisory fees	217	1
Administration fees	7	—
Custodian and accounting fees	34	16
Other	68	36

Total Liabilities	150,563	993

Net Assets	$2,220,686	$105,150

NET ASSETS:
Paid-in-Capital	$2,122,779	$100,194
Total distributable earnings (loss)	97,907	4,956

Total Net Assets	$2,220,686	$105,150

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	211,484	10,513
Net asset value, offering and redemption price per share (b)	$10.50	$10.00

Cost of investments in non-affiliates	$2,114,013	$96,933
Cost of investments in affiliates	108,285	3,631

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2021

(Amounts in thousands)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$61,006	$3,480
Dividend income from affiliates	156	9
Income from securities lending (net) (See Note 2.D.)	— (a)	— (a)

Total investment income	61,162	3,489

EXPENSES:
Investment advisory fees	5,627	351
Administration fees	2,009	125
Custodian and accounting fees	154	67
Interest expense to affiliates	1	— (a)
Professional fees	108	63
Trustees’ and Chief Compliance Officer’s fees	31	25
Printing and mailing costs	16	6
Transfer agency fees	14	1
Other	131	11

Total expenses	8,091	649

Less fees waived	(5,192)	(466)
Less expense reimbursements	—	(1)

Net expenses	2,899	182

Net investment income (loss)	58,263	3,307

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	48,625	2,759
Investments in affiliates	(4)	1

Net realized gain (loss)	48,621	2,760

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(62,700)	(2,545)
Investments in affiliates	(2)	(1)

Change in net unrealized appreciation/depreciation	(62,702)	(2,546)

Net realized/unrealized gains (losses)	(14,081)	214

Change in net assets resulting from operations	$44,182	$3,521

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$58,263	$64,634	$3,307	$4,250
Net realized gain (loss)	48,621	22,238	2,760	482
Change in net unrealized appreciation/depreciation	(62,702)	140,634	(2,546)	6,944

Change in net assets resulting from operations	44,182	227,506	3,521	11,676

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(108,836)	(72,316)	(4,940)	(4,272)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	784,534	284,071	5,450	6,805
Distributions reinvested	103,812	67,887	3,651	3,357
Cost of shares redeemed	(662,720)	(323,722)	(42,534)	(20,737)

Change in net assets resulting from capital transactions	225,626	28,236	(33,433)	(10,575)

NET ASSETS:
Change in net assets	160,972	183,426	(34,852)	(3,171)
Beginning of period	2,059,714	1,876,288	140,002	143,173

End of period	$2,220,686	$2,059,714	$105,150	$140,002

SHARE TRANSACTIONS:
Issued	72,882	27,289	535	688
Reinvested	9,653	6,512	358	338
Redeemed	(61,771)	(31,187)	(4,135)	(2,110)

Change in Shares	20,764	2,614	(3,242)	(1,084)

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Year Ended February 28, 2021	$10.80	$0.31	$(0.03)	$0.28	$(0.31)	$(0.27)	$(0.58)
Year Ended February 29, 2020	9.97	0.34	0.87	1.21	(0.34)	(0.04)	(0.38)
Year Ended February 28, 2019	10.03	0.34	(0.03)	0.31	(0.34)	(0.03)	(0.37)
Year Ended February 28, 2018	10.33	0.35	(0.18)	0.17	(0.35)	(0.12)	(0.47)
Year Ended February 28, 2017	10.58	0.33	(0.14)	0.19	(0.34)	(0.10)	(0.44)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.50	2.57%	$2,220,686	0.14%	2.89%	0.40%	66%
10.80	12.32	2,059,714	0.14	3.25	0.41	32
9.97	3.16	1,876,288	0.15	3.42	0.42	17
10.03	1.59	2,218,802	0.15	3.36	0.43	18
10.33	1.78	3,159,232	0.15	3.15	0.42	16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Year Ended February 28, 2021	$10.18	$0.27	$(0.02	)(d)	$0.25	$(0.27)	$(0.16)	$(0.43)
Year Ended February 29, 2020	9.65	0.31	0.53		0.84	(0.31)	—	(0.31)
Year Ended February 28, 2019	9.63	0.31	0.02		0.33	(0.31)	—	(0.31)
Year Ended February 28, 2018	9.87	0.30	(0.20)		0.10	(0.30)	(0.04)	(0.34)
Year Ended February 28, 2017	10.37	0.29	(0.15)		0.14	(0.30)	(0.34)	(0.64)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)

Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.00	2.42%	$105,150	0.15%	2.63%	0.52%	40%
10.18	8.79	140,002	0.15	3.08	0.54	23
9.65	3.47	143,173	0.15	3.18	0.53	32
9.63	1.00	162,046	0.15	3.00	0.53	56
9.87	1.33	181,349	0.15	2.85	0.48	32

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021

(Dollar values in thousands)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.

The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Funds at February 28, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$146,544	$58,045	$204,589
Collateralized Mortgage Obligations	—	235,724	32,493	268,217
Commercial Mortgage-Backed Securities	—	71,431	4,574	76,005
Corporate Bonds	—	642,242	—	642,242
Foreign Government Securities	—	12,646	—	12,646
Mortgage-Backed Securities	—	394,480	—	394,480
Municipal Bonds	—	12,249	—	12,249
U.S. Government Agency Securities	—	15,956	—	15,956
U.S. Treasury Obligations	—	577,548	—	577,548
Short-Term Investments
Investment Companies	108,295	—	—	108,295

Total Investments in Securities	$108,295	$2,108,820	$95,112	$2,312,227

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$8,567	$894	$9,461
Collateralized Mortgage Obligations	—	17,383	654	18,037
Commercial Mortgage-Backed Securities	—	8,024	—	8,024
Corporate Bonds	—	31,261	—	31,261
Mortgage-Backed Securities	—	11,538	—	11,538
U.S. Government Agency Securities	—	57	—	57
U.S. Treasury Obligations	—	23,235	—	23,235
Short-Term Investments
Investment Companies	3,631	—	—	3,631

Total Investments in Securities	$3,631	$100,065	$1,548	$105,244

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Core Bond Trust	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities	$72,411	$—	(a)	$(111)	$(83)	$21,128	$(30,455)	$3,177	$(8,022)	$58,045
Collateralized Mortgage Obligations	20,213	—	(a)	(794)	(982)	12,966	(7,346)	8,436	—	32,493
Commercial Mortgage-Backed Securities	4,846	—		(167)	(130)	26	(1)	—	—	4,574

Total	$97,470	$—	(a)	$(1,072)	$(1,195)	$34,120	$(37,802)	$11,613	$(8,022)	$95,112

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Intermediate Bond Trust	Balance as of February 29, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Asset-Backed Securities	$1,996		$—		$3	$—	(a)	$861		$(2,116)	$150	$—	$894
Collateralized Mortgage Obligations	60		—	(a)	(7)	—	(a)	35		(140)	706	—	654
Commercial Mortgage-Backed Securities	—	(a)	—		— (a)	—	(a)	—	(a)	— (a)	—	—	—

Total	$2,056		$—	(a)	$(4)	$—	(a)	$896		$(2,256)	$856	$—	$1,548

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2021, which were valued using significant unobservable inputs (level 3) were as follows:

Value
Core Bond Trust	$(952)
Intermediate Bond Trust	1

These amounts are included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the year ended February 28, 2021 for Core Bond Trust.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the year ended February 28, 2021 for Intermediate Bond Trust.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$49,153	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (6.27%)
			Constant Default Rate	0.00% - 4.92% (0.10%)
			Yield (Discount Rate of Cash Flows)	0.80% - 5.20% (2.55%)

Asset-Backed Securities	49,153

	9,982	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (63.51%)
			Constant Default Rate	0.00% - 4.92% ( 0.88%)
			Yield (Discount Rate of Cash Flows)	1.29% - 26.19% ( 6.44%)

Collateralized Mortgage Obligations	9,982

	4,574	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% ( 2.70%)
			Yield (Discount Rate of Cash Flows)	-1.05% - 7.75% ( 3.14%)

Commercial Mortgage-Backed Securities	4,574

Total	$63,709

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $ 31,403. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$192	Discounted Cash Flow	Constant Prepayment Rate	3.60% - 20.00% (16.88%)
			Constant Default Rate	0.00% - 4.92% (0.53%)
			Yield (Discount Rate of Cash Flows)	3.04% - 3.53% (3.16%)

Asset-Backed Securities	192

	648	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (93.76%)
			Constant Default Rate	0.00% - 2.90% (0.16%)
			Yield (Discount Rate of Cash Flows)	1.43% - 7.55% (2.06%)

Collateralized Mortgage Obligations	648

Total	$840

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $708. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of February 28, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities.

The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2021 are detailed on the SOIs.

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the year ended February 28, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

Core Bond Trust	$—(a)
Intermediate Bond Trust	—(a)

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

The Funds did not have any securities out on loan at February 28, 2021.

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below.

Core Bond Trust

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$58,446	$1,083,034	$1,033,179	$(4)	$(2)	$108,295	108,241	$156		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	619	1,680	2,299	—	—	—	—	1	*	—

Total	$59,065	$1,084,714	$1,035,478	$(4)	$(2)	$108,295		$157		$—

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

Intermediate Bond Trust

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$2,364	$34,725	$33,458	$1	$(1)	$3,631	3,629	$9	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	76	76	—	—	—	—	—	—

Total	$2,364	$34,801	$33,534	$1	$(1)	$3,631		$9	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

The Funds invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

G. Allocation of Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Trust	$(797)	$804	$(7)
Intermediate Bond Trust	(95)	97	(2)

The reclassifications for the Funds relate primarily to callable bonds.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

J. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.E.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 28, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2021.

For the year ended February 28, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Core Bond Trust	$3,082	$1,994	$5,076	$—
Intermediate Bond Trust	336	125	461	1

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2021 were as follows:

Core Bond Trust	$116
Intermediate Bond Trust	5

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2021, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$1,134,110	$966,107	$394,259	$339,735
Intermediate Bond Trust	35,298	55,318	12,621	26,160

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,223,173	$106,731	$17,677	$89,054
Intermediate Bond Trust	100,640	5,119	515	4,604

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to callable bonds.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$64,267	$44,569	$108,836
Intermediate Bond Trust	3,308	1,632	4,940

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2020 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$64,686	$7,630	$72,316
Intermediate Bond Trust	4,272	—	4,272

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2021, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$833	$8,094	$89,054
Intermediate Bond Trust	23	403	4,604

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

The cumulative timing differences primarily consist of callable bonds.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the following Fund deferred to March 1, 2021 the following net capital losses of:

	Net Capital Losses
	Short-Term	Long-Term
Intermediate Bond Trust	$40	$—

During the year ended February 28, 2021, the following Fund utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Intermediate Bond Trust	$763	$–

As of February 28, 2021, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the year ended February 28, 2021.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2021.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Funds did not utilize the Credit Facility during the year ended February 28, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

As of February 28, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Trust	1	16.6%
Intermediate Bond Trust	3	68.6

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust (constituting JPMorgan Institutional Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the five years in the period ended February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2021

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

TRUSTEES

(Unaudited)

The following table includes additional information on the Funds’ Trustees.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trust since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of Trust since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Penso Advisors LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Global Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President, Administration and Planning, Northwestern University (1985-present).	127	None

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are employed as a partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (since 2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.). Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2020, and continued to hold your shares at the end of the reporting period, February 28, 2021.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$996.90	$0.69	0.14%
Hypothetical	1,000.00	1,024.10	0.70	0.14

JPMorgan Intermediate Bond Trust
Actual	1,000.00	997.40	0.74	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”) established for a J.P. Morgan Fund and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2021, the Board of Trustees reviewed the Program Administrator’s annual report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a J.P. Morgan Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of four liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions, including additional focus on particular asset classes and securities impacted by the COVID-19 pandemic; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; (5) the oversight of the liquidity vendor retained to perform liquidity classifications for the Program including during the COVID-19 pandemic; and (6) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by the significant market volatility created in March 2020 by the COVID-19 pandemic. The Report further summarized that the Program Administrator instituted a stressed market protocol in March 2020 to: (1) review the results of the liquidity risk framework and daily liquidity classifications of each Fund’s investments; and (2) perform additional stress testing. The Report noted that each Fund was able to meet redemption requests without significant dilution to remaining shareholders during the Program Reporting Period, including during March 2020.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2021

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2021. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2021. The information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2021:

Long-Term Capital Gain Distribution
JPMorgan Core Bond Trust	$44,569
JPMorgan Intermediate Bond Trust	1,632

Treasury Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2021:

Income from U.S. Treasury Obligations
JPMorgan Core Bond Trust	14.2%
JPMorgan Intermediate Bond Trust	18.4

FEBRUARY 28, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, New York 10172

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

277 Park Avenue

New York, New York 10172

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. February 2021.	AN-INSTT-221

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Dennis P. Harrington. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

On April 1, 2021, Kathleen M. Gallagher replaced Dennis P. Harrington as the audit committee financial expert. Ms. Gallagher is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2021 – $111,823

2020 – $116,544

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2021 – $13,311

2020 – $14,290

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2021 – $17,429

2020 – $18,798

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2021 and 2020, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2021 – Not applicable

2020 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2021 – 0.0%

2020 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable—Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2020—$30.0 million

2019—$24.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 3, 2021

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 3, 2021